                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                            811-6411

Exact name of registrant as specified in charter:              Voyageur Investment Trust

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         Richelle S. Maestro, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       August 31

Date of reporting period:                                      February 28, 2005

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund of the Registrant, information on which is included in the following shareholder reports.


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME


SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE CALIFORNIA INSURED FUND



[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               4
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      7

  Statements of Operations                                     19

  Statements of Changes in Net Assets                          20

  Financial Highlights                                         23

  Notes to Financial Statements                                38
-----------------------------------------------------------------










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE CALIFORNIA INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                       Expenses
                                                           Beginning        Ending                    Paid During
                                                            Account         Account      Annualized      Period
                                                             Value           Value         Expense      9/1/04 to
                                                             9/1/04         2/28/05         Ratio        2/28/05
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00      $1,033.60         0.94%         $4.74
Class B                                                     1,000.00       1,030.70         1.69%          8.51
Class C                                                     1,000.00       1,030.00         1.69%          8.51
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00      $1,020.13         0.94%         $4.71
Class B                                                     1,000.00       1,016.41         1.69%          8.45
Class C                                                     1,000.00       1,016.41         1.69%          8.45
-----------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, The Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                       Expenses
                                                           Beginning        Ending                    Paid During
                                                            Account         Account      Annualized      Period
                                                             Value           Value         Expense      9/1/04 to
                                                             9/1/04         2/28/05         Ratio        2/28/05
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00      $1,033.60         0.87%         $4.39
Class B                                                     1,000.00       1,030.70         1.62%          8.16
Class C                                                     1,000.00       1,030.00         1.62%          8.15
-----------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00      $1,020.48         0.87%         $4.36
Class B                                                     1,000.00       1,016.76         1.62%          8.10
Class C                                                     1,000.00       1,016.76         1.62%          8.10
-----------------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE CALIFORNIA INSURED FUND
-------------------------------------------------------------------------
                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.61%
-------------------------------------------------------------------------
Airport Revenue Bonds                                           3.19%
-------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                        3.22%
-------------------------------------------------------------------------
Dedicated Tax & Fees Revenue Bonds                              6.35%
-------------------------------------------------------------------------
Higher Education Revenue Bonds                                  6.75%
-------------------------------------------------------------------------
Hospital Revenue Bonds                                          1.60%
-------------------------------------------------------------------------
Miscellaneous Revenue Bonds                                     3.47%
-------------------------------------------------------------------------
Multifamily Housing Revenue Bonds                              15.52%
-------------------------------------------------------------------------
Municipal Lease Revenue Bonds                                   6.63%
-------------------------------------------------------------------------
Ports & Harbors Revenue Bonds                                   3.38%
-------------------------------------------------------------------------
Pre-Refunded Bonds                                              4.58%
-------------------------------------------------------------------------
Public Power Revenue Bonds                                      3.36%
-------------------------------------------------------------------------
School District General Obligation Bonds                        9.68%
-------------------------------------------------------------------------
State General Obligation Bonds                                  3.37%
-------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds                         13.37%
-------------------------------------------------------------------------
Territorial Revenue Bonds                                       3.42%
-------------------------------------------------------------------------
Waste Disposal Revenue Bonds                                    6.50%
-------------------------------------------------------------------------
Water & Sewer Revenue Bonds                                     3.22%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.61%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.39%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENTS                             DELAWARE TAX-FREE CALIFORNIA INSURED FUND
  OF NET ASSETS                        February 28, 2005 (Unaudited)

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS - 97.61%
Airport Revenue Bonds - 3.19%
  Sacramento County Airport System Revenue
    Series A 5.00% 7/1/32 (FSA)                         $1,000,000    $1,030,590
                                                                      ----------
                                                                       1,030,590
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 3.22%
  California Health Facilities Financing
    (The Episcopal Home)
    5.30% 2/1/32 (RADIAN)                                1,000,000     1,039,210
                                                                      ----------
                                                                       1,039,210
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 6.35%
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                    1,000,000     1,011,230
  San Francisco Bay Area Rapid Transit
    District Sales Tax Revenue
    5.125% 7/1/36 (AMBAC)                                1,000,000     1,037,720
                                                                      ----------
                                                                       2,048,950
                                                                      ----------
Higher Education Revenue Bonds - 6.75%
  California Educational Facilities Authority
    Revenue (University of The Pacific)
    5.75% 11/1/30 (MBIA)                                 1,000,000     1,114,300
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                        1,000,000     1,063,660
                                                                      ----------
                                                                       2,177,960
                                                                      ----------
Hospital Revenue Bonds - 1.60%
  California Health Facilities Financing
    Authority (Catholic Healthcare West)
    Series G 5.25% 7/1/23                                  500,000       516,365
                                                                      ----------
                                                                         516,365
                                                                      ----------
Miscellaneous Revenue Bonds - 3.47%
  San Diego County Certificates
    of Participation 5.75% 7/1/31 (MBIA)                 1,000,000     1,119,590
                                                                      ----------
                                                                       1,119,590
                                                                      ----------
Multifamily Housing Revenue Bonds - 15.52%
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue
    (Citrus Gardens Apartments Project)
    Series D1 5.375% 7/1/32                                800,000       811,968
    (East Tabor Apartments) Series C
    6.85% 8/20/36 (GNMA) (AMT)                           1,500,000     1,594,590
  Los Angeles Multifamily Housing Revenue
    (Park Plaza) Series B 5.50% 1/20/43
    (GNMA) (AMT)                                         1,430,000     1,486,900
  Ventura County Area Housing Authority
    Multifamily Housing Revenue
    (Glen Oaks Apartments) Series A
    6.35% 7/20/34 (GNMA)                                 1,013,000     1,120,378
                                                                      ----------
                                                                       5,013,836
                                                                      ----------
Municipal Lease Revenue Bonds - 6.63%
  California State Public Works Board Lease
    Revenue 5.00% 3/1/27 (AMBAC)                         1,000,000     1,036,150
  Franklin-McKinley School District
    Certificates of Participation
    (Financing Project) Series B
    5.00% 9/1/27 (AMBAC)                                 1,060,000     1,103,587
                                                                      ----------
                                                                       2,139,737
                                                                      ----------

                                                        Principal       Market
                                                          Amount        Value
 MUNICIPAL BONDS (continued)
 Ports & Harbors Revenue Bonds - 3.38%
  Port of Oakland Series K
    5.75% 11/1/29 (FGIC) (AMT)                         $ 1,000,000   $ 1,090,520
                                                                     -----------
                                                                       1,090,520
                                                                     -----------
*Pre-Refunded Bonds - 4.58%
  Oakland Industrial Revenue
    (Harrison Foundation) Series B
    6.00% 1/1/29-10 (AMBAC)                              1,300,000     1,479,192
                                                                     -----------
                                                                       1,479,192
                                                                     -----------
 Public Power Revenue Bonds - 3.36%
  California State Department Water
    Reserve Power Supply Revenue
    Series A 5.375% 5/1/21                               1,000,000     1,085,970
                                                                     -----------
                                                                       1,085,970
                                                                     -----------
 School District General Obligation Bonds - 9.68%
  Lawndale Elementary School District
    5.00% 8/1/32 (FSA)                                   1,000,000     1,034,100
  San Diego Unified School District
    5.00% 7/1/28 (FSA)                                   1,000,000     1,042,520
  Sequoia Unified High School District
    5.125% 7/1/31 (FSA)                                  1,000,000     1,047,610
                                                                     -----------
                                                                       3,124,230
                                                                     -----------
 State General Obligation Bonds - 3.37%
  California State 5.50% 11/1/33                         1,000,000     1,087,190
                                                                     -----------
                                                                       1,087,190
                                                                     -----------
 Tax Increment/Special Assessment Bonds - 13.37%
  La Quinta Redevelopment Agency
    Tax Allocation
    (Redevelopment Project Area #1)
    Series A 5.10% 9/1/31 (AMBAC)                        1,000,000     1,042,810
  Poway Redevelopment Agency
    Certificates of Participation
    5.75% 6/15/33 (MBIA)                                 1,400,000     1,582,616
  Riverside County Redevelopment Agency
    (Jurupa Valley Project)
    5.25% 10/1/35 (AMBAC)                                1,590,000     1,691,029
                                                                     -----------
                                                                       4,316,455
                                                                     -----------
 Territorial Revenue Bonds - 3.42%
  Puerto Rico Electric Power Authority
    Power Revenue Series OO
    5.00% 7/1/13 (CIFG)                                  1,000,000     1,102,710
                                                                     -----------
                                                                       1,102,710
                                                                     -----------
 Waste Disposal Revenue Bonds - 6.50%
  Salinas Valley Solid Waste Authority
    Revenue 5.25% 8/1/27 (AMBAC) (AMT)                   2,000,000     2,096,940
                                                                     -----------
                                                                       2,096,940
                                                                     -----------
 Water & Sewer Revenue Bonds - 3.22%
  California State Department of Water
    Resources Water Systems Revenue
    (Central Valley Project) Series X
    5.00% 12/1/29 (FGIC)                                 1,000,000     1,038,010
                                                                     -----------
                                                                       1,038,010
                                                                     -----------
 TOTAL MUNICIPAL BONDS
  (cost $29,476,222)                                                  31,507,455
                                                                     -----------

STATEMENTS                             DELAWARE TAX-FREE CALIFORNIA INSURED FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 97.61%
  (cost $29,476,222)                                                 $31,507,455
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.39%                                             771,504
                                                                     -----------
NET ASSETS APPLICABLE TO 2,899,718 SHARES
  OUTSTANDING - 100.00%                                              $32,278,959
                                                                     -----------

Net Asset Value - Delaware Tax-Free
  California Insured Fund Class A
  ($24,664,143 / 2,215,488 Shares)                                        $11.13
                                                                          ------
Net Asset Value - Delaware Tax-Free
  California Insured Fund Class B
  ($6,274,548 / 563,489 Shares)                                           $11.14
                                                                          ------
Net Asset Value - Delaware Tax-Free
  California Insured Fund Class C
  ($1,340,268 / 120,741 Shares)                                           $11.10
                                                                          ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                                $30,215,489
Accumulated net realized gain on investments                              32,237
Net unrealized appreciation of investments                             2,031,233
                                                                     -----------
Total net assets                                                     $32,278,959
                                                                     ===========

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.


SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE CALIFORNIA INSURED FUND
Net asset value Class A (A)                                               $11.13
Sales charge (4.50% of offering price) (B)                                  0.52
                                                                          ------
Offering price                                                            $11.65
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS

                                                                   Delaware
                                                             Tax-Free California
                                                                Insured Fund

INVESTMENT INCOME:
  Interest                                                        $  827,481
                                                                  ----------

EXPENSES:
  Management fees                                                     82,664
  Distribution expenses -- Class A                                    31,584
  Distribution expenses -- Class B                                    32,575
  Distribution expenses -- Class C                                     6,839
  Legal and professional fees                                          2,893
  Reports and statements to shareholders                               9,279
  Registration fees                                                      111
  Dividend disbursement and transfer agent fees and expenses           7,884
  Accounting and administration expenses                               5,500
  Custodian fees                                                       1,600
  Trustees' fees                                                         951
  Other                                                                4,749
                                                                  ----------
                                                                     186,629
  Less expenses absorbed or waived                                    (1,293)
  Less expenses paid indirectly                                          (78)
                                                                  ----------
  Total expenses                                                     185,258
                                                                  ----------
NET INVESTMENT INCOME                                                642,223
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                             32,953
  Net change in unrealized appreciation/depreciation
    of investments                                                   428,058
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      461,011
                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,103,234
                                                                  ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                            Delaware Tax-Free
                                                                                         California Insured Fund

                                                                                       Six Months          Year
                                                                                          Ended            Ended
                                                                                         2/28/05          8/31/04
                                                                                       (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                $   642,223      $ 1,562,244
  Net realized gain (loss) on investments                                                   32,953          187,797
  Net change in unrealized appreciation/depreciation of investments                        428,058          889,503
                                                                                       -----------      -----------
  Net increase in net assets resulting from operations                                   1,103,234        2,639,544
                                                                                       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                               (511,988)      (1,208,781)
    Class B                                                                               (107,559)        (259,578)
    Class C                                                                                (22,676)         (93,885)

  Net realized gain on investments:
    Class A                                                                                (55,312)         (70,273)
    Class B                                                                                (14,476)         (18,623)
    Class C                                                                                 (2,996)          (6,971)
                                                                                       -----------      -----------
                                                                                          (715,007)      (1,658,111)
                                                                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                              1,914,607        3,866,935
    Class B                                                                                     --          370,983
    Class C                                                                                     --          525,389

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                234,131          606,478
    Class B                                                                                 73,543          158,794
    Class C                                                                                 14,341           44,658
                                                                                       -----------      -----------
                                                                                         2,236,622        5,573,237
                                                                                       -----------      -----------
  Cost of shares repurchased:
    Class A                                                                             (2,530,759)      (9,237,607)
    Class B                                                                               (768,116)      (2,522,736)
    Class C                                                                                (56,084)      (2,177,814)
                                                                                       -----------      -----------
                                                                                        (3,354,959)     (13,938,157)
                                                                                       -----------      -----------
Increase (decrease) in net assets derived from capital share transactions               (1,118,337)      (8,364,920)
                                                                                       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                     (730,110)      (7,383,487)

NET ASSETS:
  Beginning of period                                                                   33,009,069       40,392,556
                                                                                       -----------      -----------
  End of period(1)                                                                     $32,278,959      $33,009,069
                                                                                       -----------      -----------

(1) Including undistributed (distributions in excess of) net investment income         $        --      $        --
                                                                                       ===========      ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE TAX-FREE CALIFORNIA INSURED FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.010     $10.670      $10.930     $11.130      $10.640     $10.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.223       0.458        0.463       0.470        0.496       0.500
Net realized and unrealized gain (loss) on investments          0.144       0.365       (0.260)     (0.027)       0.490       0.210
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.367       0.823        0.203       0.443        0.986       0.710
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.223)     (0.458)      (0.463)     (0.470)      (0.496)     (0.500)
Net realized gain on investments                               (0.024)     (0.025)          --      (0.173)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.247)     (0.483)      (0.463)     (0.643)      (0.496)     (0.500)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.130     $11.010      $10.670     $10.930      $11.130     $10.640
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 3.36%       7.85%        1.84%       4.23%        9.51%       7.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,664     $24,748      $28,822     $28,630      $28,045     $23,877
Ratio of expenses to average net assets                         0.94%       0.91%        0.93%       0.92%        0.87%       1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.95%       0.91%        0.93%       0.92%        0.87%       1.09%
Ratio of net investment income to average net assets            4.06%       4.20%        4.21%       4.36%        4.59%       4.87%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.05%       4.20%        4.21%       4.36%        4.59%       4.78%
Portfolio turnover                                                 --         20%          44%        111%         162%         91%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE TAX-FREE CALIFORNIA INSURED FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.010     $10.670      $10.930     $11.130      $10.640     $10.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.182       0.377        0.381       0.389        0.415       0.423
Net realized and unrealized gain (loss) on investments          0.154       0.365       (0.260)     (0.027)       0.490       0.210
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.336       0.742        0.121       0.362        0.905       0.633
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.182)     (0.377)      (0.381)     (0.389)      (0.415)     (0.423)
Net realized gain on investments                               (0.024)     (0.025)          --      (0.173)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.206)     (0.402)      (0.381)     (0.562)      (0.415)     (0.423)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.140     $11.010      $10.670     $10.930      $11.130     $10.640
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 3.07%       7.04%        1.07%       3.44%        8.70%       6.30%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,275      $6,895       $8,628      $9,714       $7,628      $6,440
Ratio of expenses to average net assets                         1.69%       1.66%        1.68%       1.67%        1.62%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.66%        1.68%       1.67%        1.62%       1.84%
Ratio of net investment income to average net assets            3.31%       3.45%        3.46%       3.61%        3.84%       4.12%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.30%       3.45%        3.46%       3.61%        3.84%       4.03%
Portfolio turnover                                                 --         20%          44%        111%         162%         91%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE TAX-FREE CALIFORNIA INSURED FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.980     $10.640      $10.890     $11.090      $10.600     $10.390

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.183       0.377        0.380       0.392        0.417       0.423
Net realized and unrealized gain (loss) on investments          0.144       0.365       (0.250)     (0.027)       0.490       0.210
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.327       0.742        0.130       0.365        0.907       0.633
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.183)     (0.377)      (0.380)     (0.392)      (0.417)     (0.423)
Net realized gain on investments                               (0.024)     (0.025)          --      (0.173)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.207)     (0.402)      (0.380)     (0.565)      (0.417)     (0.423)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.100     $10.980      $10.640     $10.890      $11.090     $10.600
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 3.00%       7.07%        1.17%       3.45%        8.75%       6.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,340      $1,366       $2,942      $1,374         $200        $439
Ratio of expenses to average net assets                         1.69%       1.66%        1.68%       1.67%        1.62%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.66%        1.68%       1.67%        1.62%       1.84%
Ratio of net investment income to average net assets            3.31%       3.45%        3.46%       3.61%        3.84%       4.12%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.30%       3.45%        3.46%       3.61%        3.84%       4.03%
Portfolio turnover                                                 --         20%          44%        111%         162%         91%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                              February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the six months ended February 28, 2005 was as follows:

                                   Delaware
                              Tax-Free California
                                 Insured Fund
                              -------------------
  Earnings credits                   $78

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                   Delaware
                              Tax-Free California
                                 Insured Fund
                              -------------------
  On the first $500 million         0.500%
  On the next $500 million          0.475%
  On the next $1.5 billion          0.450%
  In excess of $2.5 billion         0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)                   0.75%
Expiration date                                            10/31/04
Effective November 1, 2004 operating
  expense limitation as a percentage of
  average daily net assets (per annum)                      0.62%
Expiration date                                            3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, each Fund had liabilities payable to affiliates as follows:

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
Investment management fees payable
  to (receivable from) DMC                                 $11,962
Dividend disbursing, transfer agent,
  accounting, and administration fees,
  and other expenses payable to DSC                          2,311
Other expenses payable to DMC
  and affiliates*                                           14,472

* DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund was charged $548 and $822, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
                                                           $2,221

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities as follows:

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
Purchases other than short-term investments              $       --
Sales other than short-term investments                   1,034,010

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
Cost of investments                                      $29,476,222
                                                         ===========
Aggregate unrealized appreciation                        $ 2,062,054
Aggregate unrealized depreciation                            (30,821)
                                                         -----------
Net unrealized appreciation                              $ 2,031,233
                                                         ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                            Delaware Tax-Free
                                         California Insured Fund
                                   Six Months                 Year
                                     Ended                    Ended
                                    2/28/05*                 8/31/04
                                   --------                ----------
Tax-exempt income                  $642,223                $1,562,244
Long-term capital gain               72,784                    95,867
                                   --------                ----------
Total                              $715,007                $1,658,111
                                   ========                ==========

*Tax information for the period ended February 28, 2005, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                          Delaware
                                                     Tax-Free California
                                                        Insured Fund
                                                     -------------------
Shares of beneficial interest                            $30,215,489
Undistributed ordinary income                                     --
Undistributed tax-exempt income                                   --
Undistributed long-term capital gains (losses)                32,237
Capital loss carryforwards                                        --
Unrealized appreciation of investments                     2,031,233
                                                         -----------
Net assets                                               $32,278,959
                                                         ===========

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
                                                   Delaware Tax-Free
                                                California Insured Fund
                                               -------------------------
                                               Six Months          Year
                                                 Ended             Ended
                                                2/28/05           8/31/04

Shares sold:
  Class A                                       173,974            354,340
  Class B                                            --             33,989
  Class C                                            --             48,899

Shares issued upon reinvestments of
  dividends and distributions:

  Class A                                        21,096             55,519
  Class B                                         6,629             14,541
  Class C                                         1,295              4,096
                                               --------           --------
                                                202,994            511,384
                                               --------           --------
Shares repurchased:

  Class A                                      (228,138)          (862,920)
  Class B                                       (69,415)          (230,808)
  Class C                                        (5,038)          (204,997)
                                               --------           --------
                                               (302,591)        (1,298,725)
                                               --------           --------
Net increase (decrease)                         (99,597)          (787,341)
                                               ========           ========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

                                                    Six Months Ended                      Year Ended
                                                        2/28/05                             8/31/04
                                            --------------------------------     --------------------------------
                                            Class B     Class A                  Class B     Class A
                                            shares      shares      Amount       shares      shares       Amount
Delaware Tax-Free California Insured Fund   23,562      23,584      260,773      87,591       87,607     956,483

6. PROXY RESULTS

The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Investment Trust and Voyageur Mutual Funds II (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                           Voyageur Investment Trust
                                    -------------------------------------------
                                                             Shares Voted
                                    Shares Voted For       Withheld Authority
-------------------------------------------------------------------------------
Thomas L. Bennett                    14,252,335.197           431,663.104
-------------------------------------------------------------------------------
Jude T. Driscoll                     14,251,143.991           432,854.310
-------------------------------------------------------------------------------
John A. Fry                          14,258,738.991           425,259.310
-------------------------------------------------------------------------------
Anthony D. Knerr                     14,258,994.991           425,003.310
-------------------------------------------------------------------------------
Lucinda S. Landreth                  14,254,091.179           429,907.104
-------------------------------------------------------------------------------
Ann R. Leven                         14,252,611.991           431,386.310
-------------------------------------------------------------------------------
Thomas F. Madison                    14,259,138.991           424,859.310
-------------------------------------------------------------------------------
Janet L. Yeomans                     14,251,014.197           432,984.104
-------------------------------------------------------------------------------
J. Richard Zecher                    14,248,580.991           432,417.310
-------------------------------------------------------------------------------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS (CONTINUED)

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                   For          Against         Abstain
                                                   ---          -------         -------
Delaware Tax-Free California Insured Fund    1,402,986.417    204,851.480     117,811.607

3. To approve the Plan of Reorganization between Voyageur Investment Trust and Voyageur Mutual Funds to merge Delaware Tax-Free California Insured Fund into Delaware Tax-Free California Fund.

                                                   For          Against         Abstain
                                                   ---          -------         -------
Delaware Tax-Free California Insured Fund    1,497,592.882    172,770.986      55,285.636

5. To approve the restructuring of Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust.

                                                   For          Against         Abstain
                                                   ---          -------         -------
Delaware Tax-Free California Insured Fund    1,519,110.655    149,997.986      56,540.863

7. FUND MERGERS
Effective April 11, 2005, Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund, respectively, each an open-end investment company, pursuant to Plans and Agreements of Reorganization (the "Reorganizations"). The shareholders of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund received shares of the respective class of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the respective classes of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund.

The Reorganizations were treated as non-taxable events and, accordingly, each of Delaware Tax-Free Arizona Insured Fund's and Delaware Tax-Free California Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund as of the close of business on April 8, 2005 were as follows:

                                                             Net Unrealized     Accumulated Net
                                                Net Assets    Appreciation     Realized Gain/Loss
Delaware Tax-Free California Insured Fund      $31,492,746     $1,782,779              $0

*Includes prior year capital loss carry forwards

The net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund prior to the Reorganizations were $134,516,467.57 and $46,891,286.79, respectively.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

9. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                            CONTACT INFORMATION

JUDE T. DRISCOLL                               MICHAEL P. BISHOF                              INVESTMENT MANAGER
Chairman                                       Senior Vice President and                      Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                               NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                             Delaware Distributors, L.P.
Private Investor                               RICHELLE S. MAESTRO                            Philadelphia, PA
Rosemont, PA                                   Executive Vice President,
                                               Chief Legal Officer and Secretary              SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                    Delaware Investments Family of Funds           DISBURSING AND TRANSFER AGENT
President                                      Philadelphia, PA                               Delaware Service Company, Inc.
Franklin & Marshall College                                                                   2005 Market Street
Lancaster, PA                                  JOHN J. O'CONNOR                               Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
ANTHONY D. KNERR                               Delaware Investments Family of Funds           FOR SHAREHOLDERS
Managing Director                              Philadelphia, PA                               800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                  FOR SECURITIES DEALERS AND FINANCIAL
                                                                                              INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                           800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                                WEB SITE
Philadelphia, PA                                                                              www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer              --------------------------------------------------------------------------------
                                                   Each Fund files its complete schedule of portfolio holdings with the Securities
National Gallery of Art                            and Exchange Commission for the first and third quarters of each fiscal year on
Washington, DC                                     Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any)
THOMAS F. MADISON                                  relating to portfolio securities is available without charge (i) upon request,
President and Chief Executive Officer              by calling 800 523-1918; (ii) on each Fund's Web site at
MLM Partners, Inc.                                 http://www.delawareinvestments.com; and (iii) on the Commission's Web site at
Minneapolis, MN                                    http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the
                                                   Commission's Public Reference Room in Washington, DC; information on the
JANET L. YEOMANS                                   operation of the Public Reference Room may be obtained by calling
Vice President/Mergers & Acquisitions              1-800-SEC-0330.
3M Corporation
St. Paul, MN                                       Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is
J. RICHARD ZECHER                                  available without charge (i) through each Fund's Web site at
Founder                                            http://www.delawareinvestments.com; and (ii) on the Commission's Web site at
Investor Analytics                                 http://www.sec.gov.
Scottsdale, AZ                                     --------------------------------------------------------------------------------


(9269)                                                                                                            Printed in the USA
SA-WEST [2/05] IVES 4/05                                                                                                      J10087

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)




SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE FLORIDA FUND

                  DELAWARE TAX-FREE FLORIDA INSURED FUND















[Graphic Omitted:Logo] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS


-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATIONS                                              3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                     4

   Statements of Operations                                    10

   Statements of Changes in Net Assets                         11

   Financial Highlights                                        12

   Notes to Financial Statements                               21
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period Sepember 1, 2004 - April 29, 2005
  OF EXPENSE CALCULATION


As a shareholder of a fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE FLORIDA FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                         Beginning      Ending                      Paid During
                          Account       Account       Annualized      Period
                           Value         Value         Expense       9/1/04 to
                          9/1/04        2/28/05         Ratio         2/28/05
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                 $1,000.00      $1,022.40         0.87%         $4.40
Class B                  1,000.00       1,018.60         1.62%          8.17
Class C                  1,000.00       1,018.50         1.62%          8.17
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                 $1,000.00      $1,020.65         0.63%         $4.39
Class B                  1,000.00       1,016.90         1.38%          8.17
Class C                  1,000.00       1,016.90         1.38%          8.17
-------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expense paid by the Fund to increase. Had the new expense waivers been in effect during the period the Fund's expense analysis would be as follows:

                                                                     Expenses
                         Beginning      Ending                      Paid During
                          Account       Account       Annualized      Period
                           Value         Value         Expense       9/1/04 to
                          9/1/04        2/28/05         Ratio         2/28/05
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                 $1,000.00      $1,022.40         0.90%         $5.01
Class B                  1,000.00       1,018.60         1.65%          8.78
Class C                  1,000.00       1,018.50         1.65%          8.78
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                 $1,000.00      $1,020.05         0.90%         $5.00
Class B                  1,000.00       1,016.30         1.65%          8.77
Class C                  1,000.00       1,016.30         1.65%          8.77
-------------------------------------------------------------------------------

DISCLOSURE                      For the Period Sepember 1, 2004 - April 29, 2005
  OF EXPENSE CALCULATION (continued)




DELAWARE TAX-FREE FLORIDA INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                         Beginning      Ending                      Paid During
                          Account       Account       Annualized      Period
                           Value         Value         Expense       9/1/04 to
                          9/1/04        2/28/05         Ratio         2/28/05
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                 $1,000.00        $941.10         0.90%        $ 4.33
Class B                  1,000.00         937.90         1.65%          7.93
Class C                  1,000.00         937.70         1.65%          7.93
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
A Class                 $1,000.00      $1,020.33         0.90%        $ 7.31
B Class                  1,000.00       1,016.61         1.65%         10.83
C Class                  1,000.00       1,016.61         1.65%         10.83
-------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expenses been in effect during the period, the Fund's expense analysis would be as follows:

                                                                     Expenses
                         Beginning      Ending                      Paid During
                          Account       Account       Annualized      Period
                           Value         Value         Expense       9/1/04 to
                          9/1/04        2/28/05         Ratio         2/28/05
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
A Class                 $1,000.00        $941.10         0.87%         $4.19
B Class                  1,000.00         937.90         1.62%          7.78
C Class                  1,000.00         937.70         1.62%          7.78
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
A Class                 $1,000.00      $1,020.48         0.87%         $4.36
B Class                  1,000.00       1,016.76         1.62%          8.10
C Class                  1,000.00       1,016.76         1.62%          8.10
-------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                       As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE FLORIDA FUND
------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.50%
------------------------------------------------------------------------
Airport Revenue Bonds                                           5.58%
Continuing Care/Retirement Revenue Bonds                        1.63%
Corporate-Backed Revenue Bonds                                  0.96%
Dedicated Tax & Fees Revenue Bonds                              2.21%
Hospital Revenue Bonds                                         12.60%
Miscellaneous Revenue Bonds                                    13.53%
Multifamily Housing Revenue Bonds                              11.33%
Ports & Harbors Revenue Bonds                                   1.98%
Pre-Refunded Bonds                                             27.38%
Single Family Housing Revenue Bonds                             3.10%
Tax Increment/Special Assessment Bonds                          6.95%
Territorial Revenue Bonds                                       6.66%
Water & Sewer Revenue Bonds                                     2.59%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               96.50%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 3.50%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE TAX-FREE FLORIDA INSURED FUND
------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.79%
------------------------------------------------------------------------
Airport Revenue Bonds                                           3.55%
Dedicated Tax & Fees Revenue Bonds                             14.59%
Higher Education Revenue Bonds                                  5.75%
Hospital Revenue Bonds                                         18.31%
Multifamily Housing Revenue Bonds                              29.03%
Municipal Lease Revenue Bonds                                   6.00%
Public Power Revenue Bonds                                      2.22%
Public Utility District Revenue Bonds                           1.31%
Tax Increment/Special Assessment Bonds                          3.08%
Territorial General Obligation Bonds                            3.11%
Territorial Revenue Bonds                                       9.01%
Water & Sewer Revenue Bonds                                     1.83%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.79%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.21%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                        DELAWARE TAX-FREE FLORIDA FUND
  OF NET ASSETS                                   February 28, 2005 (Unaudited)




                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS - 96.50%
Airport Revenue Bonds - 5.58%
  Capital Trust Agency Revenue
    (Orlando/Cargo Project)
    6.75% 1/1/32 (AMT)                                  $  395,000 $   390,276
  Miami-Dade County Aviation
    Revenue Series A 5.00%
    10/1/33 (FSA) (AMT)                                    500,000     510,265
                                                                   -----------
                                                                       900,541
                                                                   -----------
Continuing Care/Retirement Revenue Bonds - 1.63%
  Volusia County Health Facilities Authority
    (John Knox Village) Series A
    6.00% 6/1/17 (RADIAN)                                  250,000     263,308
                                                                   -----------
                                                                       263,308
                                                                   -----------
Corporate Backed Revenue Bonds - 0.96%
  Jacksonville Sewer & Solid Waste Disposal
    Facilities Authority (Anheuser Busch Project)
    5.875% 2/1/36 (AMT)                                    150,000     155,420
                                                                   -----------
                                                                       155,420
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 2.21%
  Dade County Special Obligation Series B
    5.00% 10/1/35 (AMBAC)                                  350,000     356,857
                                                                   -----------
                                                                       356,857
                                                                   -----------
Hospital Revenue Bonds - 12.60%
  Escambia County Health Facilities
    Authority (Florida Health Care Facilities -
    VHA Program) 5.95% 7/1/20 (AMBAC)                      425,000     431,469
  Highlands County Health Facilities Authority
    (Adventist Health System/Sunbelt) Series A
    6.00% 11/15/31                                         500,000     541,755
  North Miami Health Facilities Authority
    (Catholic Health Services) LOC Suntrust
    Bank-Miami 6.00% 8/15/16                               500,000     522,160
  South Broward Hospital District Revenue
    (Memorial Healthcare System)
    5.625% 5/1/32                                          500,000     538,560
                                                                   -----------
                                                                     2,033,944
                                                                   -----------
Miscellaneous Revenue Bonds - 13.53%
  Florida State Board of Education
    (Lottery Revenue) Series A
    6.00% 7/1/14 (FGIC)                                  1,000,000   1,145,140
  Florida State Municipal Loan
    (Council Revenue) Series A
    5.00% 2/1/35 (MBIA)                                  1,000,000   1,038,420
                                                                   -----------
                                                                     2,183,560
                                                                   -----------
Multifamily Housing Revenue Bonds - 11.33%
  Dade County Housing Finance Authority
    (Lincoln Fields Apartments Section 8)
    6.25% 7/1/24 (MBIA) (FHA)                              485,000     485,640
  Duval Housing Finance Authority
    (St. Augustine Apartments)
    6.00% 3/1/21                                           300,000     309,462
  Florida Housing Finance Agency
    (The Vineyards Project) Series H
    6.40% 11/1/15                                          500,000     518,830
  Volusia County Multifamily Housing Finance
    Authority (San Marco Apartments) Series A
    5.60% 1/1/44 (FSA) (AMT)                               500,000     514,710
                                                                   -----------
                                                                     1,828,642
                                                                   -----------

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Ports & Harbors Revenue Bonds - 1.98%
  Jacksonville Port Authority Seaport Revenue
    5.70% 11/1/30 (MBIA) (AMT)                          $  295,000 $   320,110
                                                                   -----------
                                                                       320,110
                                                                   -----------
*Pre-Refunded Bonds - 27.38%
  Jacksonville Electric Authority Revenue
    Electric System Series 3-C
    5.50% 10/1/30-05                                     1,000,000   1,018,940
  Jacksonville Port Authority Seaport Revenue
    5.70% 11/1/30-10 (MBIA) (AMT)                          205,000     228,891
  Northern Palm Beach County Improvement
    District Special Assessment
    (Abacoa Water Control) 7.20% 8/1/16-06                 300,000     324,549
  Pinellas County Educational Facilities Authority
    (Clearwater Christian College)
    Private Placement 8.00% 2/1/11-06                      205,000     215,338
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series B 6.00% 7/1/26-05                       150,000     153,471
  Tampa Utilities Tax Revenue Series A
    6.00% 10/1/17-09 (AMBAC)                             1,000,000   1,139,020
    6.125% 10/1/18-09 (AMBAC)                            1,000,000   1,144,349
  Volusia County Industrial Development
    Authority Mortgage Revenue (Bishops
    Glen Retirement Health Facilities Project)
    7.50% 11/1/16-06                                       180,000     195,154
                                                                   -----------
                                                                     4,419,712
                                                                   -----------
Single Family Housing Revenue Bonds - 3.10%
  Florida Housing Finance Agency
    Homeowner Mortgage Series 1B
    6.00% 7/1/17 (FHA) (VA)                                 85,000      87,888
  Orange County Housing Finance Authority
    Homeowner Revenue Series B
    5.25% 3/1/33 (GNMA) (FNMA) (AMT)                       405,000     411,399
                                                                   -----------
                                                                       499,287
                                                                   -----------
Tax Increment/Special Assessment Bonds - 6.95%
  Hollywood Community Redevelopment
    Agency 5.625% 3/1/24                                   300,000     318,153
  Julington Creek Plantation Community
    Development District Special
    Assessment 5.00% 5/1/29 (MBIA)                         200,000     207,666
  Lake Bernadette Community Development
    District Special Assessment Series A
    8.00% 5/1/17                                           140,000     142,043
  Midtown Miami Community Development
    District Special Assessment Series B
    6.50% 5/1/37                                           250,000     260,575
  Tampa Palms Open Space & Transportation
    Community Development District
    (Richmond Place Project) 7.50% 5/1/18                  185,000     192,572
                                                                   -----------
                                                                     1,121,009
                                                                   -----------
Territorial Revenue Bonds - 6.66%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue
    Series G 5.00% 7/1/42                                  300,000     306,714
    Series J 5.50% 7/1/22                                  350,000     385,976

STATEMENTS                                        DELAWARE TAX-FREE FLORIDA FUND
  OF NET ASSETS (continued)                       February 28, 2005 (Unaudited)



                                                         Principal    Market
                                                          Amount      Value
MUNICIPAL BONDS (continued)
Territorial Revenue Bonds (continued)
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series I 5.25% 7/1/33                               $  360,000 $   382,360
                                                                   -----------
                                                                     1,075,050
                                                                   -----------
Water & Sewer Revenue Bonds - 2.59%
  Riviera Beach Utilities Special District
    Water & Sewer Revenue
    5.00% 10/1/34 (FGIC)                                   400,000     417,168
                                                                   -----------
                                                                       417,168
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (cost $14,740,603)                                                15,574,608
                                                                   -----------
TOTAL MARKET VALUE OF SECURITIES - 96.50%
  (cost $14,740,603)                                                15,574,608
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 3.50%                                           565,166
                                                                   -----------
NET ASSETS APPLICABLE TO 1,462,264
  SHARES OUTSTANDING - 100.00%                                     $16,139,774
                                                                   ===========
Net Asset Value - Delaware Tax-Free Florida Fund
    Class A ($10,767,588 / 976,119 Shares)                              $11.03
                                                                        ------
Net Asset Value - Delaware Tax-Free Florida Fund
    Class B ($3,118,959 / 282,254 Shares)                               $11.05
                                                                        ------
Net Asset Value - Delaware Tax-Free Florida Fund
    Class C ($2,253,227 / 203,891 Shares)                               $11.05
                                                                        ------
COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $15,896,754
Distributions in excess of net investment income                          (181)
Accumulated net realized loss on investments                          (590,804)
Net unrealized appreciation of investments                             834,005
                                                                   -----------
Total net assets                                                   $16,139,774
                                                                   ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration

 *Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
  Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE FLORIDA FUND
Net asset value Class A (A)                                             $11.03
Sales charge (4.50% of offering price) (B)                                0.52
                                                                        ------
Offering price                                                          $11.55
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                DELAWARE TAX-FREE FLORIDA INSURED FUND
  OF NET ASSETS (continued)                        February 28, 2005 (Unaudited)


                                                        Principal    Market
                                                         Amount      Value
MUNICIPAL BONDS - 97.79%
Airport Revenue Bonds - 3.55%
  Lee County Florida Airport Revenue
    Series B 5.75% 10/1/33 (FSA)                       $ 3,000,000 $ 3,343,350
                                                                   -----------
                                                                     3,343,350
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 14.59%
  Florida Department of Transportation
    5.00% 7/1/31 (FGIC)                                  1,875,000   1,948,088
  Jacksonville Excise Taxes Revenue Series B
    5.00% 10/1/26 (AMBAC)                                1,000,000   1,041,930
    5.125% 10/1/32 (FGIC)                                1,000,000   1,045,530
 +Palm Beach County Florida Criminal
    Justice Facilities Revenue Inverse
    Floater 9.47% 6/1/12 (FGIC)                          7,500,000   9,700,725
                                                                   -----------
                                                                    13,736,273
                                                                   -----------
Higher Education Revenue Bonds - 5.75%
  Broward County Educational Facilities
    Authority Revenue (Nova Southeastern
    University) 5.25% 4/1/27 (RADIAN)                    1,000,000   1,045,060
  Dade County Educational Facilities
    Authority (University of Miami)
    Series A 5.75% 4/1/29 (AMBAC)                        2,000,000   2,225,880
  University of Central Florida Athletics
    Association Certificates of Participation
    Series A 5.25% 10/1/34 (FGIC)                        2,000,000   2,140,660
                                                                   -----------
                                                                     5,411,600
                                                                   -----------
Hospital Revenue Bonds - 18.31%
  Escambia County Health Facilities
    Authority (Florida Health Care
    Facilities - VHA Program)
    5.95% 7/1/20 (AMBAC)                                 4,500,000   4,568,490
  Highlands County Health Facilities
    Authority (Adventist Health System/
    Sunbelt) Series A 6.00% 11/15/31                     1,000,000   1,083,510
  Indian River County Hospital District
    (Indian River Memorial Hospital)
    6.10% 10/1/18 (FSA)                                  3,000,000   3,212,100
  Orange County Health Facilities
    Authority Revenue (Adventist
    Health System) 5.625%11/15/32                        1,000,000   1,067,520
  Palm Beach County Health Facilities
    Authority Revenue Refunding
    Hospital (Boca Raton Community
    Hospital) 5.625% 12/1/31                             2,000,000   2,106,340
  South Broward Hospital District Revenue
    (Memorial Healthcare System)
    5.625% 5/1/32                                        2,500,000   2,692,800
  Tallahassee Health Facilities
    (Tallahassee Memorial Regional
    Medical Center) Series B
    6.00% 12/1/15 (MBIA)                                 2,500,000   2,507,175
                                                                   -----------
                                                                    17,237,935
                                                                   -----------
Multifamily Housing Revenue Bonds - 29.03%
  Florida Housing Finance Agency
    (Crossings Indian Run Apartments HUD)
    Series V 6.10% 12/1/26 (AMBAC) (AMT)                   750,000     777,390
  (Landings at Sea Forest Apartments) Series T
    5.85% 12/1/18 (AMBAC) (FHA) (AMT)                      410,000     426,572
    6.05% 12/1/36 (AMBAC) (FHA) (AMT)                      700,000     721,210

                                                        Principal    Market
                                                         Amount      Value
MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds (continued)
  (Leigh Meadows Apartments HUD) Series N
    6.20% 9/1/26 (AMBAC) (AMT)                         $ 2,765,000 $ 2,863,240
    6.30% 9/1/36 (AMBAC) (AMT)                           2,000,000   2,068,860
  (Mariner Club Apartments) Series K-1
    6.25% 9/1/26 (AMBAC) (AMT)                           2,000,000   2,072,260
    6.375% 9/1/36 (AMBAC) (AMT)                          3,500,000   3,623,165
  (Riverfront Apartments Section 8 HUD)
    Series A 6.25% 4/1/37 (AMBAC) (AMT)                  1,000,000   1,040,990
  (Spinnaker Cove Apartments)
    Series G 6.50% 7/1/36
    (AMBAC) (FHA) (AMT)                                    500,000     517,345
  (Sterling Palms Apartments) Series D-1
    6.30% 12/1/16 (AMBAC) (AMT)                            975,000   1,011,972
    6.40% 12/1/26 (AMBAC) (AMT)                          1,500,000   1,552,095
    6.50% 6/1/36 (AMBAC) (AMT)                           6,540,000   6,761,118
  (Woodbridge Apartments Project) Series L
    6.15% 12/1/26 (AMBAC) (AMT)                          1,750,000   1,815,135
    6.25% 6/1/36 (AMBAC) (AMT)                           2,000,000   2,072,300
                                                                   -----------
                                                                    27,323,652
                                                                   -----------
Municipal Lease Revenue Bonds - 6.00%
  Osceola County School Board Series A
    5.25% 6/1/27 (AMBAC)                                 4,000,000   4,293,640
  Palm Beach County School Board
    Certificates of Participation
    Series D 5.00% 8/1/28 (FSA)                            300,000     311,190
  State Augustine Capital Improvement
    Revenue 5.00% 10/1/34 (AMBAC)                        1,000,000   1,042,920
                                                                   -----------
                                                                     5,647,750
                                                                   -----------
Public Power Revenue Bonds - 2.22%
  Florida State Municipal Power Agency
    Revenue (Stanton II Project)
    5.00% 10/1/26 (AMBAC)                                2,000,000   2,087,800
                                                                   -----------
                                                                     2,087,800
                                                                   -----------
Public Utility District Revenue Bonds - 1.31%
  Ocala Utility System Revenue Series B
    5.25% 10/1/25 (FGIC)                                 1,125,000   1,229,648
                                                                   -----------
                                                                     1,229,648
                                                                   -----------
Tax Increment/Special Assessment Bonds - 3.08%
  Hollywood Community Redevelopment Agency
    5.625% 3/1/24                                          900,000     954,459
  Midtown Miami Community Development
    District Special Assessment Series B
    6.50% 5/1/37                                           750,000     781,725
  Osceola County Celebration Community
    Development District Special Assessment
    6.10% 5/1/16 (MBIA)                                    460,000     462,811
  Osceola County Enterprise Community
    Development District Special
    Assessment 6.10% 5/1/16 (MBIA)                         695,000     699,246
                                                                   -----------
                                                                     2,898,241
                                                                   -----------
Territorial General Obligation Bonds - 3.11%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                  2,500,000   2,931,550
                                                                   -----------
                                                                     2,931,550
                                                                   -----------

STATEMENTS                                DELAWARE TAX-FREE FLORIDA INSURED FUND
  OF NET ASSETS (continued)                        February 28, 2005 (Unaudited)


                                                        Principal     Market
                                                         Amount       Value
MUNICIPAL BONDS (continued)
Territorial Revenue Bonds - 9.01%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue
    Series D 5.25% 7/1/38                               $5,000,000 $ 5,257,448
    Series J 5.50% 7/1/22                                1,250,000   1,378,488
  Puerto Rico Electric Power Authority Power
    Revenue Series OO 5.00% 7/1/13 (CIFG)                  750,000     827,033
  Puerto Rico Public Buildings Authority
    Revenue (Government facilities)
    Series F 5.25% 7/1/25                                  930,000   1,018,982
                                                                   -----------
                                                                     8,481,951
                                                                   -----------
Water & Sewer Revenue Bonds - 1.83%
  Tampa Water and Sewer Revenue
    6.00% 10/1/16 (FSA)                                  1,000,000   1,201,030
  Village Center Community Development
    District Utility Revenue
    5.00% 10/1/36 (MBIA)                                   500,000     519,520
                                                                   -----------
                                                                     1,720,550
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (cost $86,359,498)                                                92,050,300
                                                                   -----------
TOTAL MARKET VALUE OF SECURITIES - 97.79%
  (cost $86,359,498)                                                92,050,300
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.21%                                         2,075,616
                                                                   -----------
NET ASSETS APPLICABLE TO 8,343,711
  SHARES OUTSTANDING - 100.00%                                     $94,125,916
                                                                   ===========
Net Asset Value - Delaware Tax-Free Florida
  Insured Fund Class A
  ($88,632,904 / 7,857,055 Shares)                                      $11.28
                                                                        ------
Net Asset Value - Delaware Tax-Free Florida
  Insured Fund Class B
  ($4,537,701 / 402,012 Shares)                                         $11.29
                                                                        ------
Net Asset Value - Delaware Tax-Free Insured
  Florida Fund Class C
  ($955,311 / 84,644 Shares)                                            $11.29
                                                                        ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $88,782,533
Accumulated net realized loss on investments                          (347,419)
Net unrealized appreciation of investments                           5,690,802
                                                                   -----------
Total net assets                                                   $94,125,916
                                                                   ===========

 +An inverse floater is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 28, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by the CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by the Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE FLORIDA INSURED FUND
Net asset value Class A                                                 $11.28
Sales charge (4.50% of offering price) (B)                                0.53
                                                                        ------
Offering price                                                          $11.81
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS


                                                                      Delaware           Delaware
                                                                      Tax-Free           Tax-Free
                                                                    Florida Fund    Florida Insured Fund

INVESTMENT INCOME:
  Interest                                                              $427,170        $2,512,220
                                                                        --------        ----------
EXPENSES:
  Management fees                                                         44,000           232,366
  Dividend disbursing and transfer agent fees and expenses                 4,757            34,361
  Distribution expenses -- Class A                                        13,153           109,380
  Distribution expenses -- Class B                                        16,566            23,464
  Distribution expenses -- Class C                                        10,906             4,422
  Accounting and administration expenses                                   2,660            15,455
  Registration fees                                                        1,617             6,000
  Reports and statements to shareholders                                   1,829            17,226
  Legal and professional fees                                              2,523            20,946
  Custodian fees                                                             746             2,374
  Trustees' fees                                                             408             2,521
  Pricing fees                                                               719               863
  Other                                                                      273             1,161
                                                                        --------        ----------
                                                                         100,157           470,539
  Less expenses absorbed or waived                                        (9,490)          (31,880)
  Less expenses paid indirectly                                             (622)           (1,390)
                                                                        --------        ----------
  Total expenses                                                          90,045           437,269
                                                                        --------        ----------
  Net Investment Income                                                  337,125         2,074,951
                                                                        --------        ----------

  Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments                                       104,924           160,275
  Net change in unrealized appreciation/depreciation of investments     (106,473)           56,258
                                                                        --------        ----------
  Net Realized and Unrealized Gain (Loss) on Investments                  (1,549)          216,533
                                                                        --------        ----------

  Net Increase in Net Assets Resulting from Operations                  $335,576        $2,291,484
                                                                        ========        ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                              Delaware Tax-Free            Delaware Tax-Free
                                                                Florida Fund              Florida Insured Fund

                                                           Six Months         Year      Six Months          Year
                                                             Ended           Ended        Ended            Ended
                                                            2/28/05         8/31/04      2/28/05          8/31/04
                                                          (Unaudited)                  (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                 $   337,125     $   723,935    $ 2,074,951    $  4,650,828
  Net realized gain on investments                          104,924          32,818        160,275         177,786
  Net change in unrealized
    appreciation/depreciation of investments               (106,473)        127,476         56,258       1,004,732
                                                        -----------     -----------    -----------    ------------
  Net increase in net assets resulting from operations      335,576         884,229      2,291,484       5,833,346
                                                        -----------     -----------    -----------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                (235,071)       (462,334)    (1,970,373)     (4,392,087)
    Class B                                                 (61,576)       (187,329)       (87,981)       (220,713)
    Class C                                                 (40,478)        (74,272)       (16,597)        (38,028)
                                                        -----------     -----------    -----------    ------------
                                                           (337,125)       (723,935)    (2,074,951)     (4,650,828)
                                                        -----------     -----------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                               1,541,537         933,040      4,435,652       4,069,521
    Class B                                                  50,560         162,847        310,832         591,446
    Class C                                                 159,003         649,420        136,911         524,409

Net asset value of shares issued upon
  reinvestment of dividends and distributions:
    Class A                                                 106,492         197,490        708,182       1,422,253
    Class B                                                   9,958          47,821         23,475          86,919
    Class C                                                  17,975          34,530          9,914          24,843
                                                        -----------     -----------    -----------    ------------
                                                          1,885,525       2,025,148      5,624,966       6,719,391
                                                        -----------     -----------    -----------    ------------
  Cost of shares repurchased:
    Class A                                                (704,083)     (1,087,726)    (4,305,901)    (14,966,660)
    Class B                                                (697,735)     (1,815,553)      (809,865)     (1,533,316)
    Class C                                                 (80,411)       (379,454)      (280,706)       (317,623)
                                                        -----------     -----------    -----------    ------------
                                                         (1,482,229)     (3,282,733)    (5,396,472)    (16,817,599)
                                                        -----------     -----------    -----------    ------------
Increase (decrease) in net assets derived
  from capital share transactions                           403,296      (1,257,585)       228,494     (10,098,208)
                                                        -----------     -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                       401,747      (1,097,291)       445,027      (8,915,690)

NET ASSETS:
  Beginning of period                                    15,738,027      16,835,318     93,680,889     102,596,579
                                                        -----------     -----------    -----------    ------------
  End of period                                         $16,139,774     $15,738,027    $94,125,916    $ 93,680,889
                                                        -----------     -----------    -----------    ------------
  (Distributions in excess of net investment income)    $      (181)    $      (181)   $         -    $          -
                                                        ===========     ===========    ===========    ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Florida Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.030     $10.920      $11.030     $10.870      $10.420     $10.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                           0.245       0.505        0.510       0.514        0.513       0.518
Net realized and unrealized gain (loss) on investments              -       0.110       (0.110)      0.160        0.450      (0.110)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.245       0.615        0.400       0.674        0.963       0.408
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.245)     (0.505)      (0.510)     (0.514)      (0.513)     (0.518)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.245)     (0.505)      (0.510)     (0.514)      (0.513)     (0.518)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.030     $11.030      $10.920     $11.030      $10.870     $10.420
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.24%       5.72%        3.67%       6.42%        9.48%       4.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $10,768      $9,824       $9,694     $10,464      $10,747      $8,711
Ratio of expenses to average net assets(4)                      0.87%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.99%       0.99%        0.98%       1.06%        0.97%       1.10%
Ratio of net investment income to average net assets            4.45%       4.55%        4.59%       4.78%        4.84%       5.11%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.33%       4.31%        4.36%       4.47%        4.62%       4.76%
Portfolio turnover                                                25%         13%          31%         57%          40%         64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.76%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Florida Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03    8/31/02(1)    8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.050     $10.940      $11.040     $10.890      $10.430     $10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.204       0.422        0.426       0.433        0.434       0.443
Net realized and unrealized gain (loss) on investments              -       0.110       (0.100)      0.150        0.460      (0.110)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.204       0.532        0.326       0.583        0.894       0.333
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.204)     (0.422)      (0.426)     (0.433)      (0.434)     (0.443)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.204)     (0.422)      (0.426)     (0.433)      (0.434)     (0.443)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.050     $11.050      $10.940     $11.040      $10.890     $10.430
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.86%       4.92%        2.98%       5.52%        8.76%       3.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,119      $3,757       $5,313      $5,110       $4,655      $4,045
Ratio of expenses to average net assets(4)                      1.62%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.74%       1.74%        1.73%       1.81%        1.72%       1.85%
Ratio of net investment income to average net assets            3.70%       3.80%        3.84%       4.03%        4.09%       4.36%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.58%       3.56%        3.61%       3.72%        3.87%       4.01%
Portfolio turnover                                                25%         13%          31%         57%          40%         64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Florida Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03    8/31/02(1)    8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.050     $10.930      $11.040     $10.880      $10.420     $10.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.204       0.421        0.426       0.433        0.434       0.446
Net realized and unrealized gain (loss) on investments              -       0.120       (0.110)      0.160        0.460      (0.110)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.204       0.541        0.316       0.593        0.894       0.336
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:

Net investment income                                          (0.204)     (0.421)      (0.426)     (0.433)      (0.434)     (0.446)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.204)     (0.421)      (0.426)     (0.433)      (0.434)     (0.446)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.050     $11.050      $10.930     $11.040      $10.880     $10.420
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.85%       5.02%        2.89%       5.63%        8.79%       3.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,253      $2,157       $1,828        $732         $516        $433
Ratio of expenses to average net assets(4)                      1.62%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.74%       1.74%        1.73%       1.81%        1.72%       1.85%
Ratio of net investment income to average net assets            3.70%       3.80%        3.84%       4.03%        4.09%       4.36%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.58%       3.56%        3.61%       3.72%        3.87%       4.01%
Portfolio turnover                                                25%         13%          31%         57%          40%         64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Florida Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04     8/31/03    8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.250     $11.110      $11.330     $11.230      $10.770     $10.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.252       0.533        0.523       0.532        0.527       0.525
Net realized and unrealized gain (loss) on investments          0.030       0.140       (0.220)      0.100        0.460       0.020
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.282       0.673        0.303       0.632        0.987       0.545
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.252)     (0.533)      (0.523)     (0.532)      (0.527)     (0.525)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.252)     (0.533)      (0.523)     (0.532)      (0.527)     (0.525)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.280     $11.250      $11.110     $11.330      $11.230     $10.770
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.52%       6.15%        2.68%       5.83%        9.39%       5.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $88,633     $87,591      $95,951    $105,773     $107,365    $110,708
Ratio of expenses to average net assets                         0.90%       0.90%        0.90%       0.90%        0.90%       0.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.97%       0.94%        0.94%       0.99%        0.97%       1.01%
Ratio of net investment income to average net assets            4.50%       4.72%        4.60%       4.80%        4.81%       4.98%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.43%       4.68%        4.56%       4.71%        4.74%       4.88%
Portfolio turnover                                                15%          3%          26%         46%          12%         56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Florida Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.260     $11.120      $11.330     $11.230      $10.770     $10.750

Income (loss) from investment operations:

Net investment income                                           0.210       0.448        0.437       0.445        0.443       0.448
Net realized and unrealized gain (loss) on investments          0.030       0.140       (0.210)      0.100        0.460       0.016
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.240       0.588        0.227       0.545        0.903       0.464
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.210)     (0.448)      (0.437)     (0.445)      (0.443)     (0.444)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.210)     (0.448)      (0.437)     (0.445)      (0.443)     (0.444)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.290     $11.260      $11.120     $11.330      $11.230     $10.770
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.14%       5.36%        2.00%       5.01%        8.56%       4.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $4,538      $5,002       $5,800      $5,223       $5,014      $5,272
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.65%       1.66%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.72%       1.69%        1.69%       1.74%        1.72%       1.76%
Ratio of net investment income to average net assets            3.75%       3.97%        3.85%       4.05%        4.06%       4.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.68%       3.93%        3.81%       3.96%        3.99%       4.13%
Portfolio turnover                                                15%          3%          26%         46%          12%         56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

Net asset value, beginning of period                          $11.260     $11.120      $11.330     $11.240      $10.780     $10.760

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.210       0.448        0.437       0.447        0.443       0.454
Net realized and unrealized gain (loss) on investments          0.030       0.140       (0.210)      0.090        0.460       0.010
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.240       0.588        0.227       0.537        0.903       0.464
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.210)     (0.448)      (0.437)     (0.447)      (0.443)     (0.444)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.210)     (0.448)      (0.437)     (0.447)      (0.443)     (0.444)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.290     $11.260      $11.120     $11.330      $11.240     $10.780
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.14%       5.36%        2.00%       4.93%        8.45%       4.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $955      $1,088         $846        $560          $53         $51
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.65%       1.66%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                         1.72%       1.69%        1.69%       1.74%        1.72%       1.76%
Ratio of net investment income to average net assets            3.75%       3.97%        3.85%       4.05%        4.06%       4.23%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly              3.68%       3.93%        3.81%       3.96%        3.99%       4.13%
Portfolio turnover                                                15%          3%          26%         46%          12%         56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                              February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each a"Fund" or, collectively, the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. The investment objective of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and the state personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended February 28, 2005 were as follows:

                                                    Delaware        Delaware
                                                    Tax-Free        Tax-Free
                                                    Florida     Florida Insured
                                                      Fund            Fund
                                                    --------    ---------------
  Earnings credits                                    $622           $1,390

NOTES
  TO FINANCIAL STATEMENTS (continued)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  On the first $500 million                              0.55%                 0.50%
  On the next $500 million                               0.50%                0.475%
  On the next $1.5 billion                               0.45%                 0.45%
  In excess of $2.5 billion                             0.425%                0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through March 31, 2006 for the Delaware Tax-Free Florida Fund and Tax-Free Florida Insured Fund and through December 29, 2005 for the Delaware Tax-Free New York Fund, as shown below:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                0.50%                 0.65%
  Expiration date                                      10/31/04              10/31/04

  Effective November 1, 2004, operating expense
    limitation as a percentage of average daily
    net assets (per annum)                                0.65%                 0.62%
  Expiration date                                       3/31/06               3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement, each Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, the Funds had receivables from or liabilities payable to affiliates as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  Receivable from DMC under expense
    limitation agreement                                   $--                   $--
  Investment management fee payable to DMC              (6,468)              (21,012)

  Dividend disbursing, transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC                   (1,313)               (8,570)
  Other expenses payable to DMC and affiliates*         (2,769)               (4,355)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the period ended February 28, 2005, the Funds' costs were as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
                                                         $447                 $2,974

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
                                                       $4,341                 $3,130

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (continued)


3. INVESTMENTS

For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  Purchases                                            $2,137,840            $7,033,678
  Sales                                                 1,991,340             7,494,250

At February 28, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  Cost of investments                                 $14,740,603           $86,359,498
                                                      ===========           ===========
  Aggregate unrealized appreciation                      $849,114            $5,693,985
  Aggregate unrealized depreciation                       (15,109)               (3,183)
                                                      -----------           -----------
  Net unrealized appreciation                            $834,005            $5,690,802
                                                      ===========           ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
                                                 Six Months     Year    Six Months      Year
                                                   Ended       Ended      Ended        Ended
                                                  2/28/05*    8/31/04    2/28/05*     8/31/04
  Tax-exempt income                               $337,125   $723,935  $2,074,951  $4,650,828

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
  Shares of beneficial interest                       $15,896,754           $88,782,533
  Distributions in excess of net investment income           (181)                   --
  Capital loss carryforwards                             (590,804)             (347,419)
  Unrealized appreciation of investments                  834,005             5,690,802
                                                      -----------           -----------
  Net Assets                                          $16,139,774           $94,125,916
                                                      ===========           ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

    Year of                                        Delaware Tax-Free     Delaware Tax-Free
  Expiration                                         Florida Fund       Florida Insured Fund
  ----------                                       -----------------    --------------------
    2008                                                 $52,610              $507,694
    2009                                                 643,118                    --
                                                        --------              --------
    Total                                               $695,728              $507,694
                                                        ========              ========

For the six months ended February 28, 2005, each Fund had net capital gains, which may be offset to the capital loss carryforwards:

                                                   Delaware Tax-Free     Delaware Tax-Free
                                                     Florida Fund       Florida Insured Fund
                                                   -----------------    --------------------
                                                       $104,924               $160,275

NOTES
  TO FINANCIAL STATEMENTS (continued)


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Delaware Tax-Free        Delaware Tax-Free
                                                            Florida Fund          Florida Insured Fund
                                                          -----------------       --------------------
                                                         Six Months     Year      Six Months     Year
                                                           Ended       Ended        Ended       Ended
                                                          2/28/05     8/31/04      2/28/05     8/31/04
  Shares sold:
    Class A                                               139,582      84,436      392,747     361,036
    Class B                                                 4,567      14,638       27,526      52,775
    Class C                                                14,351      58,853       12,106      46,726

  Shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                 9,640      17,890       62,670     126,274
    Class B                                                   900       4,318        2,076       7,699
    Class C                                                 1,624       3,122          877       2,205
                                                         --------    --------     --------  ----------
                                                          170,664     183,257      498,002     596,715
                                                         --------    --------     --------  ----------

  Shares repurchased:
    Class A                                               (63,632)    (99,881)    (381,482) (1,339,780)
    Class B                                               (63,140)   (164,848)     (71,841)   (137,961)
    Class C                                                (7,269)    (33,967)     (24,971)    (28,419)
                                                         --------    --------     --------  ----------
                                                         (134,041)   (298,696)    (478,294) (1,506,160)
                                                         --------    --------     --------  ----------
  Net increase (decrease)                                  36,623    (115,439)      19,708    (909,445)
                                                         --------    --------     --------  ----------

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                            Six Months Ended                             Year Ended
                                                                2/28/05                                    8/31/04
                                               ----------------------------------------   -----------------------------------------
                                               Class B Shares   Class A Shares   Amount   Class B Shares   Class A Shares    Amount
  Delaware Tax-Free Florida Fund                    8,912            8,927     $ 98,647        3,312            3,317      $ 36,842
  Delaware Tax-Free Florida Insured Fund           22,768           22,770      256,675       16,704           16,705       189,023

6. PROXY RESULTS

The shareholders of Voyageur Mutual Funds and Voyageur Investment Trust (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                                Voyageur Investment Trust
                                          -------------------------------------
                                                                Shares Voted
                                          Shares Voted For   Withheld Authority
                                          ----------------   ------------------
  Thomas L. Bennett                        14,252,335.197        431,663.104
  Jude T. Driscoll                         14,251,143.991        432,854.310
  John A. Fry                              14,258,738.991        425,259.310
  Anthony D. Knerr                         14,258,994.991        425,003.310
  Lucinda S. Landreth                      14,254,091.179        429,907.104
  Ann R. Leven                             14,252,611.991        431,386.310
  Thomas F. Madison                        14,259,138.991        424,859.310
  Janet L. Yeomans                         14,251,014.197        432,984.104
  J. Richard Zecher                        14,248,580.991        432,417.310

NOTES
  TO FINANCIAL STATEMENTS (continued)


2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                For         Against      Abstain
                                           -------------  -----------  -----------
  Delaware Tax-Free Florida Fund             736,344.037   34,697.000   98,905.272
  Delaware Tax-Free Florida Insured Fund   3,582,081.061  375,237.993  199,180.980

3. To approve the Plan of Reorganization for Voyageur Investment Trust to merge Delaware Tax-Free Florida Fund into Delaware Tax-Free Florida Insured Fund.

                                                For         Against      Abstain
                                           -------------  -----------  -----------
Delaware Tax-Free Florida Fund             771,340.129   13,994.000   84,609.180

4. To approve the restructuring of Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust.

                                                For         Against      Abstain
                                           -------------  -----------  -----------
  Delaware Tax-Free Florida Fund             771,340.129    8,378.000   90,225.180
  Delaware Tax-Free Florida Insured Fund   3,851,059.434  150,530.005  154,910.595

7. FUND MERGER
Effective April 11, 2005, Delaware Tax-Free Florida Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Florida Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Florida Fund as of the close of business on April 8, 2005 were as follows:

                                                                           Accumulated
                                                          Net Unrealized  Net Realized
                                              Net Assets   Appreciation      Losses
                                             -----------  --------------  ------------
Delaware Tax-Free Florida Fund               $15,521,298     $648,070      $515,360*

*Includes prior capital loss carry forwards.

The net assets of the Fund prior to the Reorganization were $92,098,392.46.

8. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

9. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Florida, Delaware Tax-Free Florida Insured, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida, Delaware Tax-Free Florida Insured, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                         MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                 Senior Vice President and                Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                 Delaware Distributors, L.P.
Private Investor                         RICHELLE S. MAESTRO                      Philadelphia, PA
Rosemont, PA                             Executive Vice President,
                                         Chief Legal Officer and Secretary        SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                              Delaware Investments Family of Funds     DISBURSING AND TRANSFER AGENT
President                                Philadelphia, PA                         Delaware Service Company, Inc.
Franklin & Marshall College                                                       2005 Market Street
Lancaster, PA                            JOHN J. O'CONNOR                         Philadelphia, PA 19103-7094
                                         Senior Vice President and Treasurer
ANTHONY D. KNERR                         Delaware Investments Family of Funds     FOR SHAREHOLDERS
Managing Director                        Philadelphia, PA                         800 523-1918
Anthony Knerr & Associates
New York, NY                                                                      FOR SECURITIES DEALERS AND FINANCIAL
                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                               800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                    WEB SITE
Philadelphia, PA                                                                  www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9271)                                                        Printed in the USA
SA-FLNY [2/05] IVES 4/05                                                  J10083

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                DELAWARE TAX-FREE MISSOURI INSURED FUND
                DELAWARE TAX-FREE OREGON INSURED FUND



[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

----------------------------------------------------
DISCLOSURE OF FUND EXPENSES                        1
----------------------------------------------------
SECTOR ALLOCATIONS                                 2
----------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                          4

  Statement of Operations                         12

  Statements of Changes in Net Assets             13

  Financial Highlights                            14

  Notes to Financial Statements                   23
----------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE MISSOURI INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Beginning    Ending      Annualized     Expense
                                                            Account      Account       Expense    Paid During
                                                             Value        Value         Ratio       Period
                                                             9/1/04      2/28/05                   9/1/04 to
                                                                                                    2/28/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00    $1,021.70         0.94%      $4.71
Class B                                                     1,000.00     1,018.90         1.69%       8.46
Class C                                                     1,000.00     1,017.90         1.69%       8.46
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00    $1,020.13         0.94%      $4.71
Class B                                                     1,000.00     1,016.41         1.69%       8.45
Class C                                                     1,000.00     1,016.41         1.69%       8.45
--------------------------------------------------------------------------------------------------------------

DELAWARE TAX-FREE OREGON INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Beginning     Ending     Annualized    Expense
                                                             Account     Account       Expense   Paid During
                                                              Value       Value         Ratio      Period
                                                             9/1/04      2/28/05                  9/1/04 to
                                                                                                   2/28/05
--------------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                                    $1,000.00    $1,023.80        0.85%      $4.27
Class B                                                     1,000.00     1,020.00        1.60%       8.01
Class C                                                     1,000.00     1,019.90        1.60%       8.01
HYPOTHETICAL 5% RETURN (5% return before expenses)
--------------------------------------------------------------------------------------------------------------
Class A                                                    $1,000.00    $1,020.58        0.85%      $4.26
Class B                                                     1,000.00     1,016.86        1.60%       8.00
Class C                                                     1,000.00     1,016.86        1.60%       8.00
--------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                      As of February 28, 2005


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Funds' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.


DELAWARE TAX-FREE MISSOURI INSURED FUND
------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                98.65%
------------------------------------------------------------------------
Airport Revenue Bonds                                           3.46%

City General Obligation Bonds                                   2.17%

Corporate-Backed Revenue Bonds                                  1.99%

Dedicated Tax & Fees Revenue Bonds                              4.03%

Escrowed to Maturity Bonds                                      2.44%

Higher Education Revenue Bonds                                  1.99%

Hospital Revenue Bonds                                         11.75%

Investor Owned Utilities Revenue Bonds                          4.36%

Miscellaneous Revenue Bonds                                     2.10%

Multifamily Housing Revenue Bonds                               5.84%

Municipal Lease Revenue Bonds                                  13.59%

Political Subdivision General Obligation Bonds                  2.05%

Pre-Refunded Bonds                                             10.77%

Public Power Revenue Bonds                                      2.27%

School District General Obligation Bonds                        9.06%

Single Family Housing Revenue Bonds                             2.27%

Tax Increment/Special Assessment Bonds                          0.95%

Territorial General Obligation Bonds                            1.02%

Territorial Revenue Bonds                                       8.83%

Water & Sewer Revenue Bonds                                     7.71%
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          1.18%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.83%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.17%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

SECTOR ALLOCATION                                      As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE OREGON INSURED FUND
-----------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                                96.66%
-----------------------------------------------------------------------
Airport Revenue Bonds                                           3.48%

Escrowed to Maturity Bonds                                      2.48%

Higher Education Revenue Bonds                                 11.34%

Hospital Revenue Bonds                                          4.14%

Investor Owned Utilities Revenue Bonds                          1.40%

Miscellaneous Revenue Bonds                                     3.16%

Multifamily Housing Revenue Bonds                               2.46%

Municipal Lease Revenue Bonds                                   2.43%

Political Subdivision General Obligation Bonds                  6.15%

Pre-Refunded Bonds                                             21.23%

Public Utility District Revenue Bonds                           1.81%

School District General Obligation Bonds                       16.49%

Single Family Housing Revenue Bonds                             3.65%

Tax Increment/Special Assessment Bonds                          2.77%

Territorial Revenue Bonds                                      12.91%

Water & Sewer Revenue Bonds                                     0.76%
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          2.32%
-----------------------------------------------------------------------
Money Market                                                    0.10%

Variable Rate Demand Notes                                      2.22%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.98%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.02%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

STATEMENT                               DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS                         February 28, 2005 (Unaudited)

                                                        Principal      Market
                                                         Amount         Value

MUNICIPAL BONDS - 98.65%
Airport Revenue Bonds - 3.46%
   St. Louis Airport (Capital Improvement
     Project) Series A 5.375% 7/1/21 (MBIA)            $1,635,000    $1,789,442
                                                                     ----------
                                                                      1,789,442
                                                                     ----------
City General Obligation Bonds - 2.17%
   Des Peres Refunding
     5.375% 2/1/20 (AMBAC)                              1,000,000     1,120,830
                                                                     ----------
                                                                      1,120,830
                                                                     ----------
Corporate-Backed Revenue Bonds - 1.99%
   Missouri State Development Finance
     Board Infrastructure Facilities
     (Triumph Foods Project) Series A
     5.25% 3/1/25                                         500,000       513,105
   Sugar Creek Industrial Development
     Revenue (Lafarge North America) Series A
     5.65% 6/1/37 (AMT)                                   500,000       514,840
                                                                     ----------
                                                                      1,027,945
                                                                     ----------
Dedicated Tax & Fees Revenue Bonds - 4.03%
   Bi-State Development Agency Illinois
     Metropolitan District (Metrolink Cross
     County Project) Series B
     5.00% 10/1/32 (FSA)                                1,000,000     1,039,960
   Jackson County Special Obligation
     5.00% 12/1/27 (MBIA)                               1,000,000     1,042,010
                                                                     ----------
                                                                      2,081,970
                                                                     ----------
Escrowed to Maturity Bonds - 2.44 %
   Cape Girardeau County Industrial
     Development Authority Health
     Care Facilities Revenue
     (Southeast Missouri Hospital)
     5.25% 6/1/16 (MBIA)                                  440,000       492,404
 +Greene County Single Family Mortgage
     Revenue Municipal Multiplier
     (Private Mortgage Insurance)
     6.10% 3/1/16                                       1,225,000       770,047
                                                                     ----------
                                                                      1,262,451
                                                                     ----------
Higher Education Revenue Bonds - 1.99%
   Missouri State Health & Educational
     Facilities Authority Educational
     Facilities Revenue (University of
     Health Sciences) 5.00% 6/1/31 (MBIA)               1,000,000     1,027,760
                                                                     ----------
                                                                      1,027,760
                                                                     ----------

Hospital Revenue Bonds - 11.75%
   Cape Girardeau County Industrial
     Development Authority Health
     Care Facilities Revenue Unrefunded
     Balance (Southeast Missouri Hospital)
     5.25% 6/1/16 (MBIA)                                  560,000       615,871
     (St. Francis Medical Center) Series A
     5.50% 6/1/32                                       1,000,000     1,052,130
   Hannibal Industrial Development
     Authority Health Facilities Revenue
     Refunding (Hannibal Regional Hospital)
     Series A
     5.625% 3/1/12 (FSA)                                1,000,000     1,049,040
     5.75% 3/1/22 (FSA)                                 1,000,000     1,047,030

                                                        Principal      Market
                                                         Amount         Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
   Joplin Industrial Development Authority
     Health Facilities Revenue
     (Freeman Health System Project)
     5.375% 2/15/35                                    $  255,000    $  258,116
     5.75% 2/15/35                                        405,000       427,198
   Missouri State Health & Educational
     Facilities Authority Health Facilities
     Revenue Refunding (Lake Regional
     Health System Project) 5.70% 5/15/34                 500,000       523,040
     (SSM Health Care) Series AA
     6.40% 6/1/10 (MBIA)                                  500,000       575,350
   North Kansas City Hospital Revenue Series A
     5.00% 11/15/28 (FSA)                                 500,000       522,040
                                                                     ----------
                                                                      6,069,815
                                                                     ----------
Investor Owned Utilities Revenue Bonds - 4.36%
   Missouri State Environmental Improvement &
     Energy Resource Authority Pollution
     Control Revenue Refunding (St. Joseph
     Light & Power Company Project)
     5.85% 2/1/13 (AMBAC)                               2,200,000     2,255,022
                                                                     ----------
                                                                      2,255,022
                                                                     ----------
Miscellaneous Revenue Bonds - 2.10%
   Missouri State Environmental Improvement &
     Energy Resource Authority Water Pollution
     Control Revenue Unrefunded Balance
     (State Revolving Fund Project) Series A
     6.05% 7/1/16 (FSA)                                 1,060,000     1,084,348
                                                                     ----------
                                                                      1,084,348
                                                                     ----------
Multifamily Housing Revenue Bonds - 5.84%
   Missouri State Housing Development
     Commission Multifamily Housing
     Hyder Series 3
     5.60% 7/1/34 (AMT) (FHA)                           1,435,000     1,487,779
   San Remo Series 5
     5.45% 1/1/36 (AMT) (FHA)                             500,000       512,505
   St. Louis County Industrial Development
     Authority Housing Development Revenue
     Refunding Sub (Southfield & Oak Forest
     Apartment-A) 5.20% 1/20/36 (GNMA)                  1,000,000     1,017,900
                                                                     ----------
                                                                      3,018,184
                                                                     ----------

Municipal Lease Revenue Bonds - 13.59%
   Chesterfield Certificates of Participation
     5.00% 12/1/24 (FGIC)                               1,000,000     1,064,600
   Kansas City Land Clearance Redevelopment
     Authority Lease Revenue (Muehlebach
     Hotel) Series A 5.90% 12/1/18 (FSA)                1,000,000     1,043,490
   Missouri State Development Finance Board
     Infrastructure Facilities Revenue (Branson
     Landing Project) Series A 5.25% 12/1/19              435,000       456,424
   (Branson Landing Project) Series A
     5.50% 12/1/24                                        500,000       525,875
   (Crackerneck Creek Project) Series C
     5.00% 3/1/26                                         500,000       495,505
   (Hartman Heritage Center Phase II)
     5.00% 4/1/21 (AMBAC)                                 335,000       356,028

STATEMENT                                DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS (CONTINUED)              February 28, 2005 (Unaudited)


                                                        Principal      Market
                                                         Amount         Value

MUNICIPAL BONDS (continued)
Municipal Lease Revenue Bonds (continued)
   St. Charles County Public Water
     Supply District #2 Certificate of
     Participation (Missouri Project)
     Series A 5.25% 12/1/28 (MBIA)                     $1,000,000    $1,058,620
     Series B 5.10% 12/1/25 (MBIA)                        500,000       524,690
  +St. Louis Industrial Development Authority
     Leasehold Revenue (Convention
     Center Hotel) 5.80% 7/15/20 (AMBAC)                3,035,000     1,494,373
                                                                     ----------
                                                                      7,019,605
                                                                     ----------
Political Subdivision General Obligation Bonds - 2.05%
   Taney County Reorganization School District
     R-V Hollister School District
     5.00% 3/1/22 (FSA)                                 1,000,000     1,059,160
                                                                     ----------
                                                                      1,059,160
                                                                     ----------
 *Pre-Refunded Bonds - 10.77%
   Kansas City Municipal Assistance
     Corporation Revenue Refunding
     Leasehold (Bartle Convention Center)
     Series A 5.60% 4/15/16-05 (MBIA)                     940,000       953,630
   Missouri State Health & Educational
     Facilities Authority Educational Facilities
     Revenue (Central Missouri State
     University Project)
     5.75% 10/1/25-05 (AMBAC)                           1,000,000     1,020,400
   St. Charles School District
     6.50% 2/1/14-06 (FGIC)                             1,250,000     1,297,088
   St. Louis Municipal Finance Corporation
     Leasehold Revenue Improvement
     (City Justice Center) Series A
     5.95% 2/15/16-06 (AMBAC)                           1,000,000     1,053,010
   Troy Reorganization School District #3
     Lincoln County 6.10% 3/1/14-05 (MBIA)              1,235,000     1,239,347
                                                                     ----------
                                                                      5,563,475
                                                                     ----------

Public Power Revenue Bonds - 2.27%
   Sikeston Electric Revenue Refunding
     6.00% 6/1/13 (MBIA)                                1,000,000     1,171,790
                                                                     ----------
                                                                      1,171,790
                                                                     ----------
School District General Obligation Bonds - 9.06%
   Camdenton Reorganized School District R-III
     Camden County Refunding & Improvement
     5.25% 3/1/24 (FSA)                                 1,000,000     1,094,060
   Greene County Reorganization School
     District R8 (Direct Deposit Project)
     5.10% 3/1/22 (FSA)                                 1,500,000     1,604,415
  +St. Charles County Francis Howell School
     District (Capital Appreciation Direct
     Deposit Project) Series A
     5.15% 3/1/17 (FGIC)                                1,500,000       885,255
   St. Louis County Pattonville R-3 School
     District 5.25% 3/1/20 (FSA)                        1,000,000     1,098,130
                                                                     ----------
                                                                      4,681,860
                                                                     ----------

Single Family Housing Revenue Bonds - 2.27%
   Missouri State Housing Development
     Commission Mortgage Revenue Series C
     7.45% 9/1/27 (AMT) (GNMA) (FNMA)                     220,000       220,365
   Missouri State Housing Development
     Commission Mortgage Revenue Single
     Family Homeowner Loan A
     7.20% 9/1/26 (AMT) (GNMA) (FNMA)                     190,000       193,544

                                                        Principal      Market
                                                         Amount         Value

MUNICIPAL BONDS (continued)
Single Family Housing Revenue Bonds (continued)
   Homeowner Loan B
     7.55% 9/1/27 (AMT)(GNMA)(FNMA)                    $  115,000    $  115,179
     Homeowner Loan C
     7.25% 9/1/26 (AMT)(GNMA)(FNMA)                       195,000       195,279
   Mortgage Series A
     5.20% 9/1/33 (AMT)(GNMA)(FNMA)                       385,000       390,178
     7.20% 12/1/17 (AMT)(GNMA)                             15,000        15,196
     7.25% 12/1/20 (AMT)(GNMA)                             45,000        45,587
                                                                     ----------
                                                                      1,175,328
                                                                     ----------

Tax Increment/Special Assessment Bonds - 0.95%
   St. Joseph Industrial Development
     Authority Tax Increment Revenues
     Shoppes at North Village Project Series A
     5.50% 11/1/27                                        500,000       492,005
                                                                     ----------
                                                                        492,005
                                                                     ----------
Territorial General Obligation Bonds - 1.02%
   University Virgin Islands Series A
     5.375% 6/1/34                                        500,000       526,575
                                                                     ----------
                                                                        526,575
                                                                     ----------
Territorial Revenue Bonds - 8.83%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Transportation
     Revenue Series A 4.75% 7/1/38 (MBIA)               1,000,000     1,031,410
   Puerto Rico Electric Power Authority
     Power Revenue
     Series N 5.125% 7/1/29                               400,000       419,188
     Series PP 5.00% 7/1/25 (FGIC)                      1,000,000     1,064,020
  ^Puerto Rico Electric Power Authority
     Power Revenue, Inverse Floater ROLs
     6.975% 7/1/19                                      1,925,000     2,045,544
                                                                     ----------
                                                                      4,560,162
                                                                     ----------
Water & Sewer Revenue Bonds - 7.71%
   Liberty Sewer System Revenue
     6.00% 2/1/08 (MBIA)                                  380,000       396,522
     6.15% 2/1/15 (MBIA)                                1,500,000     1,668,691
   Metropolitan St. Louis Sewer District
     Wastewater Revenue
     5.00% 5/1/34 (MBIA))                               1,250,000     1,301,725
   Missouri State Development Finance
     Board Infrastructure Facilities Revenue
     (Sewer System Improvement Project)
     Series C 5.00% 3/1/25                                605,000       614,371
                                                                     ----------
                                                                      3,981,309
                                                                     ----------

 TOTAL MUNICIPAL BONDS
   (cost $48,273,538)                                                50,969,036
                                                                     ----------

STATEMENT                               DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS (CONTINUED)             February 28, 2005 (Unaudited)

                                                        Number of     Market
                                                         Shares        Value
SHORT-TERM INVESTMENTS - 1.18%
Dreyfus Tax-Exempt Cash
  Management Fund                                        608,807    $   608,807
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $608,807)                                                       608,807
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.83%
  (cost $48,882,345)                                                 51,577,843
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.17%                                             89,304
                                                                    -----------

NET ASSETS APPLICABLE TO 4,824,531
  SHARES OUTSTANDING - 100.00%                                      $51,667,147
                                                                    ===========

Net Asset Value - Delaware Tax-Free Missouri
  Insured Fund Class A
  ($46,320,868 / 4,325,365 Shares)                                       $10.71
                                                                         ------
Net Asset Value - Delaware Tax-Free Missouri
  Insured Fund Class B
  ($3,966,805 / 370,534 Shares)                                          $10.71
                                                                         ------

Net Asset Value - Delaware Tax-Free Missouri
  Insured Fund Class C
  ($1,379,474 / 128,632 Shares)                                          $10.72
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $49,010,707
Accumulated net realized loss on investments                           (39,058)
Net unrealized appreciation of investments                           2,695,498
                                                                    -----------
Total net assets                                                    $51,667,147
                                                                    ===========

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
 Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

^An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.

+Zero coupon bond. The rate shown is the yield at time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE TAX-FREE MISSOURI INSURED FUND

Net asset value Class A (A)                                              $10.71
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                         ------
Offering price                                                           $11.21
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                                 DELAWARE TAX-FREE OREGON INSURED FUND
  OF NET ASSETS (CONTINUED)               February 28, 2005 (Unaudited)

                                                       Principal       Market
                                                         Amount         Value
MUNICIPAL BONDS - 96.66%
Airport Revenue Bonds - 3.48%
   Portland Airport Revenue (Portland
     International Airport) Series 11
     5.625% 7/1/26 (FGIC) (AMT)                        $1,500,000    $1,572,105
                                                                     ----------
                                                                      1,572,105
                                                                     ----------

Escrowed to Maturity Bonds - 2.48%
   Umatilla County Hospital Facility
     Authority Revenue (Catholic
     Health Initiatives) Series A
     5.50% 3/1/32                                       1,000,000     1,116,980
                                                                     ----------
                                                                      1,116,980
                                                                     ----------
Higher Education Revenue Bonds - 11.34%
  +Oregon Health Sciences University
     Revenue (Capital Appreciation Insured)
     Series A 5.50% 7/1/21 (MBIA)                       2,000,000       949,660
     Series A 5.00% 7/1/32 (MBIA)                       2,000,000     2,076,720
   Oregon State Facilities Authority
     Revenue (College Housing Northwest
     Project) Series A 5.45% 10/1/32                    1,000,000     1,044,490
     (Willamette University Project)
     Series A 5.00% 10/1/34 (FGIC)                      1,000,000     1,044,510
                                                                     ----------
                                                                      5,115,380
                                                                     ----------

Hospital Revenue Bonds - 4.14%
   Deschutes County Hospital Facilities
     Authority Hospital Revenue
     (Cascade Health Services)
     5.60% 1/1/32                                       1,250,000     1,326,563
   Multnomah County Hospital Facilities
     Authority Revenue (Providence Health
     System) 5.25% 10/1/22                                500,000       540,260
                                                                     ----------
                                                                      1,866,823
                                                                     ----------

Investor Owned Utilities Revenue Bonds - 1.40%
 **Port Morrow Pollution Control Revenue
     (Portland General Electric Co.) Series A
     5.20% 5/1/33                                         600,000       633,990
                                                                     ----------
                                                                        633,990
                                                                     ----------
Miscellaneous Revenue Bonds - 3.16%
   Oregon State Department Administrative
     Services 5.00% 9/1/13 (FSA)                          800,000       882,752
   Oregon State Department Administrative
     Services Lottery Revenue Refunding
     Series A 5.00% 4/1/18 (FSA)                          500,000       540,750
                                                                     ----------
                                                                      1,423,502
                                                                     ----------

Multifamily Housing Revenue Bonds - 2.46%
   Oregon Health, Housing, Educational &
     Cultural Facilities Authority
     (Pier Park Project) Series A
     6.05% 4/1/18 (GNMA) (AMT)                          1,095,000     1,110,210
                                                                     ----------
                                                                      1,110,210
                                                                     ----------

Municipal Lease Revenue Bonds - 2.43%
   Oregon State Department Administration
     Services Certificate of Participation
     Refunding Series C
     5.25% 11/1/15 (MBIA)                               1,000,000     1,096,510
                                                                     ----------
                                                                      1,096,510
                                                                     ----------
Political Subdivision General Obligation Bonds - 6.15%
   Deschutes County Administrative
     School District #1 Series A
     5.125% 6/15/21 (FSA)                               1,000,000     1,074,110

                                                       Principal       Market
                                                         Amount         Value

MUNICIPAL BONDS (continued)
Political Subdivision General Obligation Bonds (continued)
   Deschutes County Refunding
     5.00% 12/1/16 (FSA)                               $  500,000    $  541,185
   Southwestern Community College
     District 5.00% 6/1/28 (MBIA)                       1,100,000     1,157,365
                                                                     ----------
                                                                      2,772,660
                                                                     ----------
*Pre-Refunded Bonds - 21.23%
   Chemeketa County Community College
     District 5.80% 6/1/12-06 (FGIC)                    1,500,000     1,561,739
   Jackson County School District #6
     Central Point 5.25% 6/15/20-10 (FGIC)              1,175,000     1,297,599
   Malheur County (Jail Buildings)
     6.30% 12/1/12-05 (MBIA)                              500,000       515,060
   Multnomah County School District #3
     Park Rose 5.50% 12/1/11-05 (FGIC)                    500,000       511,980
   North Unit Irrigation District
     5.75% 6/1/16-06 (MBIA)                             1,000,000     1,040,790
   Oregon State Department Administrative
     Services Certificate of Participation
     Series A 5.80% 5/1/24-07 (AMBAC)                   1,000,000     1,076,830
   Portland Series A
     5.75% 6/1/15-05 (MBIA)                               500,000       504,645
   Puerto Rico Commonwealth Public
     Improvement 5.125% 7/1/30-11 (FSA)                   920,000     1,018,937
   Salem Water & Sewer Revenue
     5.625% 6/1/16-06 (MBIA)                            1,000,000     1,039,000
   Washington County Education Services
     District Certificate of Participation
     7.10% 6/1/25-05 (MBIA)                               700,000       708,953
   Washington County School District #088J
     Sherwood
     6.10% 6/1/12-05 (FSA)                                 65,000        65,664
     6.10% 6/1/12-05 (FSA)                                235,000       237,399
                                                                     ----------
                                                                      9,578,596
                                                                     ----------

Public Utility District Revenue Bonds - 1.81%
   Emerald Peoples Utilities District
     Series A 5.25% 11/1/22 (FSA)                         750,000       816,270
                                                                     ----------
                                                                        816,270
                                                                     ----------

School District General Obligation Bonds - 16.49%
   Benton & Linn Counties School District #509J
     Corvallis 5.00% 6/1/21 (FSA)                       1,000,000     1,064,540
   Clackamas County School District #12
     (North Clackamas) 5.00% 6/15/16 (FSA)              1,000,000     1,106,910
   Clackamas County School District #86
     5.00% 6/15/25 (FSA)                                  500,000       530,765
   Jefferson County School District #509J
     5.00% 6/15/22 (FGIC)                                 500,000       529,205
   Lane County School District #019
     Springfield Refunding
     6.00% 10/15/14 (FGIC)                                500,000       593,460
   Lincoln County School District
     5.25% 6/15/12 (FGIC)                                 700,000       759,262
   Linn County Community School District #9
     Lebanon 5.60% 6/15/30 (FGIC)                       2,000,000     2,226,320
   Salem-Keizer School District #24J
     Refunding 5.00% 6/15/19 (FSA)                        500,000       537,870
  +Umatilla County School District #6 R
     Umatilla Refunding
     5.50% 12/15/22 (AMBAC)                               200,000        88,254
                                                                     ----------
                                                                      7,436,586
                                                                     ----------

STATEMENT                                  DELAWARE TAX-FREE OREGON INSURED FUND
  OF NET ASSETS (CONTINUED)                February 28, 2005 (Unaudited)

Principal Market
Amount Value

MUNICIPAL BONDS (continued)
Single Family Housing Revenue Bonds - 3.65%
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Single Family Mortgage Program
     Series R 5.375% 7/1/32 (AMT)                      $1,610,000   $ 1,644,985
                                                                    -----------
                                                                      1,644,985
                                                                    -----------

Tax Increment/Special Assessment Bonds - 2.77%
   Portland River District Urban Renewal &
     Redevelopment Interstate Corridor Series A
     5.00% 6/15/23 (AMBAC)                                250,000       264,540
   Portland Urban Renewal & Redevelopment
     Interstate Corridor Series A
     5.25% 6/15/20 (FGIC)                                 890,000       984,278
                                                                    -----------
                                                                      1,248,818
                                                                    -----------
Territorial Revenue Bonds - 12.91%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Transportation
     Revenue
     Series D 5.25% 7/1/38                                500,000       525,745
     Series G 5.00% 7/1/42                                500,000       511,190
     Series J 5.50% 7/1/22                                400,000       441,116
   Puerto Rico Commonwealth Public
     Improvement (Unrefunded Balance)
     5.125% 7/1/30 (FSA)                                  580,000       612,474
   Puerto Rico Electric Power Authority
     Power Revenue Series NN
     5.125% 7/1/29                                      1,000,000     1,047,970
  ^Puerto Rico Electric Power Authority
     Power Revenue, Inverse Floater ROLs
     6.975% 7/1/19 (FSA)                                1,500,000     1,593,930
 **Puerto Rico Public Buildings Authority
     Revenue (Government Facilities)
     Series J 5.00% 7/1/36 (AMBAC)                      1,000,000     1,091,260
                                                                    -----------
                                                                      5,823,685
                                                                    -----------

Water & Sewer Revenue Bonds - 0.76%
   Portland Sewer Systems Revenue
     Second Lien) Series A
     5.00% 6/1/23 (FSA)                                   325,000       343,873
                                                                    -----------
                                                                        343,873
                                                                    -----------
TOTAL MUNICIPAL BONDS
   (cost $41,136,236)                                                43,600,973
                                                                    ===========

                                                    Number of/Principal
                                                      Shares / Amount

SHORT-TERM INVESTMENTS - 2.32%
Money Market - 0.10%
   Dreyfus Tax-Exempt Cash Management Fund                 45,653        45,653
                                                                    -----------
                                                                         45,653
                                                                    -----------

**Variable Rate Demand Notes - 2.22%
   Portland Multi-Family Housing South Park
     Block 1.85% 12/1/11                                1,000,000     1,000,000
                                                                    -----------
                                                                      1,000,000
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $1,045,653)                                                  1,045,653
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 98.98%
  (cost $42,181,889)                                                $44,646,626
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.02%                                            460,491
                                                                    -----------

NET ASSETS APPLICABLE TO 4,261,011
   SHARES OUTSTANDING - 100.00%                                     $45,107,117
                                                                    ===========

Net Asset Value - Delaware Tax-Free Oregon
  Insured Fund Class A
  ($31,706,899 / 2,996,418 Shares)                                       $10.58
                                                                         ------
Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class B
   ($6,785,315 / 640,920 Shares)                                         $10.59
                                                                         ------

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class C
   ($6,614,903 / 623,673 Shares)                                         $10.61
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
   (unlimited authorization - no par)                               $42,873,991
Accumulated net realized loss on investments                           (231,611)
Net unrealized appreciation of investments                            2,464,737
                                                                    -----------
Total net assets                                                    $45,107,117
                                                                    ===========

 ^An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 28, 2005.

 *Pre-Refunded bonds are municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

 +Zero coupon bond. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE OREGON INSURED FUND
Net asset value Class A (A)                                              $10.58
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                         ------
Offering price                                                           $11.08
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS

                                                                        Delaware             Delaware
                                                                        Tax-Free              Tax-Free
                                                                 Missouri Insured Fund   Oregon Insured Fund

INVESTMENT INCOME:

  Interest                                                              $1,314,648         $1,083,590
                                                                        ----------         ----------

EXPENSES:

  Management fees                                                          128,172            111,605
  Distribution expenses -- Class A                                          57,296             38,799
  Distribution expenses -- Class B                                          21,056             36,519
  Distribution expenses -- Class C                                           6,603             31,883
  Dividend disbursing and transfer agent fees and expenses                  17,015             13,428
  Legal and professional fees                                               10,132              9,273
  Accounting and administration expenses                                     8,506              7,420
  Reports and statements to shareholders                                     2,822              7,294
  Custodian fees                                                             1,645              1,802
  Trustees' fees                                                             1,151              1,076
  Registration fees                                                          2,375                872
  Pricing fees                                                               2,480              2,256
  Other                                                                      6,284              2,052
                                                                        ----------         ----------
                                                                           265,537            264,279
  Less expenses absorbed or waived                                          (1,799)           (22,862)
  Less expenses paid indirectly                                                (36)               (41)
                                                                        ----------         ----------
  Total expenses                                                           263,702            241,376
                                                                        ----------         ----------
NET INVESTMENT INCOME                                                    1,050,946            842,214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         101,495             52,520
  Net change in unrealized appreciation/depreciation of investments        (47,373)           112,870
                                                                        ----------         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             54,122            165,390
                                                                        ----------         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $1,105,068         $1,007,604
                                                                        ==========         ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                Delaware Tax-Free              Delaware Tax-Free
                                                             Missouri Insured Fund           Oregon Insured Fund

                                                           Six Months        Year         Six Months         Year
                                                             Ended           Ended          Ended           Ended
                                                            2/28/05         8/31/04        2/28/05         8/31/04
                                                          (Unaudited)                    (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONs:
  Net investment income                                   $ 1,050,946     $ 2,222,786    $   842,214     $ 1,836,635
  Net realized gain on investments                            101,495         303,361         52,520         115,703
  Net change in unrealized
    appreciation/depreciation of investments                  (47,373)        (15,128)       112,870         540,255
                                                          -----------     -----------    -----------     -----------
  Net increase in net assets resulting from operations      1,105,068       2,511,019      1,007,604       2,492,593
                                                          -----------     -----------    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:

    Class A                                                  (953,171)     (1,979,157)      (619,171)     (1,347,305)
    Class B                                                   (71,771)       (216,405)      (118,269)       (292,412)
    Class C                                                   (22,475)        (48,786)      (102,966)       (209,645)
                                                          -----------     -----------    -----------     -----------
                                                           (1,047,417)     (2,244,348)      (840,406)     (1,849,362)
                                                          -----------     -----------    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                 1,428,642       4,941,535      2,344,064       5,392,754
    Class B                                                      (599)        352,151        245,258         741,742
    Class C                                                   105,295         314,340        788,959       1,644,889

  Net asset value of shares issued upon
    reinvestment of dividends and distributions:

    Class A                                                   498,196         964,654        357,457         765,710
    Class B                                                    53,492         144,771         69,498         165,234
    Class C                                                    19,516          42,892         64,219         134,610
                                                          -----------     -----------    -----------     -----------
                                                            2,104,542       6,760,343      3,869,455       8,844,939
                                                          -----------     -----------    -----------     -----------
  Cost of shares repurchased:
    Class A                                                (1,400,744)     (4,404,290)    (1,924,959)     (5,169,155)
    Class B                                                  (995,069)     (3,044,211)    (1,437,795)     (1,909,275)
    Class C                                                    (4,248)       (362,148)      (605,370)       (926,472)
                                                          -----------     -----------    -----------     -----------
                                                           (2,400,061)     (7,810,649)    (3,968,124)     (8,004,902)
                                                          -----------     -----------    -----------     -----------
Increase (decrease) in net assets derived
  from capital share transactions                            (295,519)     (1,050,306)       (98,669)        840,037
                                                          -----------     -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                        (237,868)       (783,635)        68,529       1,483,268

NET ASSETS:

  Beginning of period                                      51,905,015      52,688,650     45,038,588      43,555,320
                                                          -----------     -----------    -----------     -----------
  End of period(1)                                        $51,667,147     $51,905,015    $45,107,117     $45,038,588
                                                          ===========     ===========    ===========     ===========

(1)Including distribution in excess of net
    investment income                                     $         -     $         -    $         -     $         -
                                                          ===========     ===========    ===========     ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Missouri Insured Fund Class A
                                                           Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(2)    8/31/04        8/31/03    8/31/02(1)  8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.700      $10.640        $10.810     $10.740    $10.340   $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.221        0.464          0.469       0.489      0.497     0.494
Net realized and unrealized gain (loss) on investments         0.010        0.065         (0.172)      0.068      0.400         -
                                                             -------      -------        -------     -------    -------   -------
Total from investment operations                               0.231        0.529          0.297       0.557      0.897     0.494
                                                             -------      -------        -------     -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.221)      (0.469)        (0.467)     (0.487)    (0.497)   (0.494)
                                                             -------      -------        -------     -------    -------   -------
Total dividends and distributions                             (0.221)      (0.469)        (0.467)     (0.487)    (0.497)   (0.494)
                                                             -------      -------        -------     -------    -------   -------

NET ASSET VALUE, END OF PERIOD                               $10.710      $10.700        $10.640     $10.810    $10.740   $10.340
                                                             =======      =======        =======     =======    =======   =======

TOTAL RETURN(3)                                                2.17%        5.06%          2.75%       5.38%      8.89%     4.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $46,321      $45,745        $44,026     $42,610    $40,349   $38,314
Ratio of expenses to average net assets                        0.94%        0.94%          0.98%       0.97%      0.95%     1.03%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                       0.95%        0.94%          0.98%       0.97%      0.95%     1.03%
Ratio of net investment income to average net assets           4.17%        4.33%          4.31%       4.61%      4.74%     4.88%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly            4.16%        4.33%          4.31%       4.61%      4.74%     4.88%
Portfolio turnover                                               36%          20%            31%         23%        14%        1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Missouri Insured Fund Class B

                                                            Six Months
                                                              Ended                                 Year Ended
                                                            2/28/05(2)    8/31/04        8/31/03    8/31/02(1)  8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.690      $10.640        $10.810     $10.730    $10.340   $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.181        0.385          0.387       0.410      0.418     0.418
Net realized and unrealized gain (loss) on investments         0.020        0.054         (0.172)      0.078      0.390         -
                                                             -------      -------        -------     -------    -------   -------
Total from investment operations                               0.201        0.439          0.215       0.488      0.808     0.418
                                                             -------      -------        -------     -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.181)      (0.389)        (0.385)     (0.408)    (0.418)   (0.418)
                                                             -------      -------        -------     -------    -------   -------
Total dividends and distributions                             (0.181)      (0.389)        (0.385)     (0.408)    (0.418)   (0.418)
                                                             -------      -------        -------     -------    -------   -------

NET ASSET VALUE, END OF PERIOD                               $10.710      $10.690        $10.640     $10.810    $10.730   $10.340
                                                             =======      =======        =======     =======    =======   =======

TOTAL RETURN(3)                                                1.89%        4.19%          1.99%       4.70%      7.98%     4.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $3,967       $4,903         $7,406      $9,264     $9,693   $10,053
Ratio of expenses to average net assets                        1.69%        1.69%          1.73%       1.72%      1.70%     1.78%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                      1.70%        1.69%          1.73%       1.72%      1.70%     1.78%
Ratio of net investment income to average net assets           3.42%        3.58%          3.56%       3.86%      3.99%     4.13%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly           3.41%        3.58%          3.56%       3.86%      3.99%     4.13%
Portfolio turnover                                               36%          20%            31%         23%        14%        1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Missouri Insured Fund Class C
                                                           Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(2)    8/31/04        8/31/03   8/31/02(1)   8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.710      $10.660        $10.820     $10.740    $10.350   $10.350

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.181        0.384          0.387       0.410      0.418     0.418
Net realized and unrealized gain (loss) on investments         0.010        0.054         (0.162)      0.078      0.390         -
                                                             -------      -------        -------     -------    -------   -------
Total from investment operations                               0.191        0.438          0.225       0.488      0.808     0.418
                                                             -------      -------        -------     -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.181)      (0.388)        (0.385)     (0.408)    (0.418)   (0.418)
                                                             -------      -------        -------     -------    -------   -------
Total dividends and distributions                             (0.181)      (0.388)        (0.385)     (0.408)    (0.418)   (0.418)
                                                             -------      -------        -------     -------    -------   -------

NET ASSET VALUE, END OF PERIOD                               $10.720      $10.710        $10.660     $10.820    $10.740   $10.350
                                                             =======      =======        =======     =======    =======   =======

TOTAL RETURN(3)                                                1.79%        4.17%          2.08%       4.68%      7.97%     4.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $1,379       $1,257         $1,257      $1,241       $626      $343
Ratio of expenses to average net assets                        1.69%        1.69%          1.73%       1.72%      1.70%     1.78%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                      1.70%        1.69%          1.73%       1.72%      1.70%     1.78%
Ratio of net investment income to average net assets           3.42%        3.58%          3.56%       3.86%      3.99%     4.13%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly           3.41%        3.58%          3.56%       3.86%      3.99%     4.13%
Portfolio turnover                                               36%          20%            31%         23%        14%        1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Tax-Free Oregon Insured Fund Class A
                                                            Six Months
                                                              Ended                                Year Ended
                                                           2/28/05(2)     8/31/04        8/31/03    8/31/02(1)  8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.540      $10.380        $10.530     $10.450    $ 9.910    $9.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.209        0.453          0.461       0.467      0.465     0.467
Net realized and unrealized gain (loss) on investments         0.040        0.163         (0.151)      0.079      0.540     0.100
                                                             -------      -------        -------     -------    -------    ------
Total from investment operations                               0.249        0.616          0.310       0.546      1.005     0.567
                                                             -------      -------        -------     -------    -------    ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.209)      (0.456)        (0.460)     (0.466)    (0.465)   (0.467)
                                                             -------      -------        -------     -------    -------    ------
Total dividends and distributions                             (0.209)      (0.456)        (0.460)     (0.466)    (0.465)   (0.467)
                                                             -------      -------        -------     -------    -------    ------

NET ASSET VALUE, END OF PERIOD                               $10.580      $10.540        $10.380     $10.530    $10.450    $9.910
                                                             =======      =======        =======     =======    =======    ======

TOTAL RETURN(3)                                                2.38%        6.04%          2.97%       5.41%     10.39%     6.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $31,707      $30,817        $29,410     $25,082    $22,973   $22,712
Ratio of expenses to average net assets                        0.85%        0.85%          0.84%       0.85%      0.85%     0.85%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                      0.95%        0.90%          0.96%       1.00%      0.99%     1.01%
Ratio of net investment income to average net assets           3.99%        4.30%          4.35%       4.52%      4.59%     4.85%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly           3.89%        4.25%          4.23%       4.37%      4.45%     4.69%
Portfolio turnover                                               20%          16%            16%         20%        28%        0%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free Oregon Insured Fund Class B
                                                            Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(2)    8/31/04        8/31/03    8/31/02(1)  8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.550      $10.390        $10.540     $10.450    $ 9.910   $ 9.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.170        0.374          0.382       0.390      0.389     0.394
Net realized and unrealized gain (loss) on investments         0.040        0.163         (0.151)      0.089      0.540     0.100
                                                             -------      -------        -------     -------    -------   -------
Total from investment operations                               0.210        0.537          0.231       0.479      0.929     0.494
                                                             -------      -------        -------     -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.170)      (0.377)        (0.381)     (0.389)    (0.389)   (0.394)
                                                             -------      -------        -------     -------    -------   -------
Total dividends and distributions                             (0.170)      (0.377)        (0.381)     (0.389)    (0.389)   (0.394)
                                                             -------      -------        -------     -------    -------   -------

NET ASSET VALUE, END OF PERIOD                               $10.590      $10.550        $10.390     $10.540    $10.450   $ 9.910
                                                             =======      =======        =======     =======    =======   =======

TOTAL RETURN(3)                                                2.00%        5.24%          2.20%       4.73%      9.57%     5.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $6,785       $7,878         $8,750      $8,489     $7,928    $7,484
Ratio of expenses to average net assets                        1.60%        1.60%          1.59%       1.60%      1.60%     1.60%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                      1.70%        1.65%          1.71%       1.75%      1.74%     1.76%
Ratio of net investment income to average net assets           3.24%        3.55%          3.60%       3.77%      3.84%     4.10%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly           3.14%        3.50%          3.48%       3.62%      3.70%     3.94%
Portfolio turnover                                               20%          16%            16%         20%        28%        0%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Tax-Free Oregon Insured Fund Class C
                                                            Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(2)    8/31/04        8/31/03    8/31/02(1)  8/31/01   8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.570      $10.400        $10.550     $10.470    $ 9.920    $9.820

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.170        0.374          0.381       0.389      0.388     0.394
Net realized and unrealized gain (loss) on investments         0.040        0.173         (0.151)      0.079      0.550     0.100
                                                             -------      -------        -------     -------    -------   -------
Total from investment operations                               0.210        0.547          0.230       0.468      0.938     0.494
                                                             -------      -------        -------     -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.170)      (0.377)        (0.380)     (0.388)    (0.388)   (0.394)
                                                             -------      -------        -------     -------    -------   -------
Total dividends and distributions                             (0.170)      (0.377)        (0.380)     (0.388)    (0.388)   (0.394)
                                                             -------      -------        -------     -------    -------   -------

NET ASSET VALUE, END OF PERIOD                               $10.610      $10.570        $10.400     $10.550    $10.470    $9.920
                                                             =======      =======        =======     =======    =======   =======

TOTAL RETURN(3)                                                1.99%        5.33%          2.19%       4.62%      9.66%     5.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $6,615       $6,344         $5,395      $3,253     $1,820    $1,609
Ratio of expenses to average net assets                        1.60%        1.60%          1.59%       1.60%      1.60%     1.60%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                      1.70%        1.65%          1.71%       1.75%      1.74%     1.76%
Ratio of net investment income to average net assets           3.24%        3.55%          3.60%       3.77%      3.84%     4.10%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly           3.14%        3.50%          3.48%       3.62%      3.70%     3.94%
Portfolio turnover                                               20%          16%            16%         20%        28%        0%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                              February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (each a "Fund" or collectively as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of these expenses for the six months ended February 28, 2005 were as follows:

                               Delaware      Delaware
                               Tax-Free      Tax-Free
                               Missouri       Oregon
                               Insured       Insured
                                 Fund         Fund
                               --------      --------
Earnings credits                  $36          $41

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                       Delaware Tax-Free      Delaware Tax-Free
                                     Missouri Insured Fund   Oregon Insured Fund
                                     ---------------------   -------------------

On the first $500 million                    0.50%                   0.55%
On the next $500 million                    0.475%                  0.475%
On the next $1.5 billion                     0.45%                   0.45%
In excess of $2.5 billion                   0.425%                  0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through December 29, 2005, as shown below.

                                       Delaware Tax-Free      Delaware Tax-Free
                                     Missouri Insured Fund   Oregon Insured Fund
                                     ---------------------   -------------------

The operating expense limitation
 as a percentage of average daily
 net assets (per annum)                         N/A                    0.60%

Expiration date                            10/31/04                 10/31/04

Effective November 1, 2004, operating
 expense limitation as a percentage
 of average daily net assets (per annum)      0.65%                    0.60%

Expiration date                            12/29/05                 12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                       Delaware Tax-Free      Delaware Tax-Free
                                     Missouri Insured Fund   Oregon Insured Fund
                                     ---------------------   -------------------

Investment management fee payable to DMC     $19,971               $17,411
Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC            4,333                 3,662
Other expenses payable to DMC and
  affiliates*                                 15,921                19,486

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Funds' costs were as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                      Missouri Insured Fund  Oregon Insured Fund
                                      ---------------------  -------------------
                                             $1,418                $1,238

For the six months ended February 28,2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                      Missouri Insured Fund  Oregon Insured Fund
                                      ---------------------  -------------------
                                              $1,177                $8,157

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                        Delaware Tax-Free           Delaware Tax-Free
                       Missouri Insured Fund       Oregon Insured Fund
                       ---------------------       -------------------

  Purchases                  $9,003,239                 $5,354,950
  Sales                       9,154,783                  4,224,800

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Delaware Tax-Free    Delaware Tax-Free
                                      Missouri Insured Fund  Oregon Insured Fund
                                      ---------------------  -------------------

  Cost of investments                       $48,859,515          $42,170,034
  Aggregate unrealized appreciation          $2,760,316           $2,514,923
  Aggregate unrealized depreciation             (41,988)             (38,331)
  Net unrealized appreciation                $2,718,328           $2,476,592

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                           Delaware Tax-Free              Delaware Tax-Free
                         Missouri Insured Fund          Oregon Insured Fund
                         ---------------------          --------------------
                         Six Months     Year            Six Months      Year
                           Ended        Ended             Ended        Ended
                          2/28/05      8/31/04           2/28/05      8/31/04
  Tax-exempt income     $1,047,417    $2,244,348        $840,406      $1,849,362

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                          Delaware Tax-Free          Delaware Tax-Free
                                                        Missouri Insured Fund       Oregon Insured Fund
                                                        ---------------------       -------------------
  Shares of beneficial interest                              $49,010,707                $42,873,991
  Distributions in excess of net investment income                    --                         --
  Capital loss carryforwards                                     (61,888)                  (243,466)
  Net unrealized appreciation of investments                   2,718,328                  2,476,592
                                                             -----------                -----------
  Net assets                                                 $51,667,147                $45,107,117
                                                             ===========                ===========

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                        Delaware Tax-Free     Delaware Tax-Free
                                      Missouri Insured Fund  Oregon Insured Fund
                                      ---------------------  -------------------

  Undistributed net investment income         $(3,529)             $(1,808)
  Accumulated realized gain (loss)              3,529                1,808

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

                             Delaware Tax-Free           Delaware Tax-Free
Year of expiration          Missouri Insured Fund       Oregon Insured Fund
                            ---------------------       -------------------
  2008                            $163,168                   $     --
  2009                                  --                    217,063
  2010                                  --                     78,923
                                  --------                   --------
  Total                           $163,168                   $295,986
                                  ========                   ========

For the six months ended February 28, 2005, each Fund had net capital gains which may be offset by the capital loss carryforwards.

                              Delaware Tax-Free         Delaware Tax-Free
                            Missouri Insured Fund       Oregon Insured Fund
                            ---------------------       -------------------
                                  $101,280                    $52,520

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          Delaware Tax-Free        Delaware Tax-Free
                                        Missouri Insured Fund     Oregon Insured Fund
                                        ---------------------     -------------------
                                       Six Months     Year       Six Months     Year
                                         Ended        Ended         Ended      Ended
                                        2/28/05      8/31/04       2/28/05    8/31/04
 Shares sold:

  Class A                                133,333      460,103      221,291    511,034
  Class B                                    (59)      33,006       23,218     70,440
  Class C                                  9,862       29,155       74,371    157,187

 Shares issued upon reinvestment of
  dividends and distributions:

  Class A                                 46,454       90,070       33,748     72,920
  Class B                                  4,989       13,510        6,557     15,727
  Class C                                  1,817        4,001        6,048     12,786
                                        --------     --------     --------   --------
                                         196,396      629,845      365,233    840,094
                                        --------     --------     --------   --------

 Shares repurchased:
  Class A                               (130,987)    (410,533)    (181,759)  (493,915)
  Class B                                (92,891)    (284,201)    (135,684)  (181,823)
  Class C                                   (395)     (33,776)     (57,117)   (88,193)
                                        --------     --------     --------   --------
   (526,995)                            (224,273)    (728,510)    (374,560)  (763,931)
                                        --------     --------     --------   --------
 Net increase (decrease)                 (27,877)     (98,665)      (9,327)    76,163
                                        ========     ========     ========   ========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                               Six Months
                                                                 Ended                                      Year Ended
                                                                2/28/05                                       8/31/04
                                             Class B Shares  Class A Shares    Value   Class B Shares     Class A Shares     Value
                                             --------------  --------------   -------  --------------     --------------   ---------
  Delaware Tax-Free Missouri Insured Fund       75,306          75,259        806,536     197,551             197,405      2,118,117
  Delaware Tax-Free Oregon Insured Fund         53,613          53,664        567,226      63,867             63,896         676,263

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS (UNAUDITED)
The shareholders of Voyageur Mutual Funds and Voyageur Investment Trust (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                 VOYAGEUR INVESTMENT TRUST
                           -------------------------------------------
                                                      SHARES VOTED
                           SHARES VOTED FOR        WITHHELD AUTHORITY
----------------------------------------------------------------------
Thomas L. Bennett           14,252,335.197            431,663.104
----------------------------------------------------------------------
Jude T. Driscoll            14,251,143.991            432,854.310
----------------------------------------------------------------------
John A. Fry                 14,258,738.991            425,259.310
----------------------------------------------------------------------
Anthony D. Knerr            14,258,994.991            425,003.310
----------------------------------------------------------------------
Lucinda S. Landreth         14,254,091.179            429,907.104
----------------------------------------------------------------------
Ann R. Leven                14,252,611.991            431,386.310
----------------------------------------------------------------------
Thomas F. Madison           14,259,138.991            424,859.310
----------------------------------------------------------------------
Janet L. Yeomans            14,251,014.197            432,984.104
----------------------------------------------------------------------
J. Richard Zecher           14,248,580.991            432,417.310
----------------------------------------------------------------------
2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                  FOR          AGAINST      ABSTAIN
                                                  ----         --------     --------
Delaware Tax-Free Missouri Insured Fund     2,547,568.583    127,364.617   50,056.412
Delaware Tax-Free Oregon Insured Fund       2,275,818.354    163,301.607  165,753.881

3. To approve the restructuring of Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust.

                                                  FOR          AGAINST      ABSTAIN
                                                  ----         --------     --------
Delaware Tax-Free Missouri Insured Fund     2,604,153.347      4,240.404   56,595.861
Delaware Tax-Free Oregon Insured Fund       2,345,020.965    143,072.177  116,780.700

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements are unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                         Contact Information
JUDE T. DRISCOLL                                MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                        Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                           Delaware Distributors, L.P.
Private Investor                                RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                    Executive Vice President,
                                                Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                     Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                       Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                                 2005 Market Street
Lancaster, PA                                   JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                                Senior Vice President and Treasurer
ANTHONY D. KNERR                                Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                               Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL

                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                         800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                              WEB SITE
Philadelphia, PA                                                                            www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ
                                                ------------------------------------------------------------------------------------
                                                Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on
                                                Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling
                                                800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com;
                                                and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms
                                                N-Q may be reviewed and copied at the Commission's Public Reference Room in
                                                Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at
                                                http://www.delawareinvestments.com; and (ii) on the Commission's Web site at
                                                http://www.sec.gov.
                                                ------------------------------------------------------------------------------------

(9276)                                                                                                            Printed in the USA
SA-CORN [2/05] IVES 4/05                                                                                                      J10078

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INVESTMENT TRUST

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer

Date:    May 2, 2005